1933 Act File No. 333-186987

1940 Act File No. 811-22808

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-2

☐REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☒ PRE-EFFECTIVE AMENDMENT NO. 2

☐ POST-EFFECTIVE AMENDMENT NO. __

☐ REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

☒ AMENDMENT NO. 2

PREDEX

Principal Executive Offices

17605 Wright Street, Suite 2

Omaha, NE  68130

(402) 493-4603

Agent for Service

The Corporation Trust Company

Corporation Trust Center

1209 Orange St.

Wilmington, DE  19801

Copies of information to:

JoAnn Strasser, Esq. Thompson Hine LLP 41 South High Street, Suite 1700 Columbus, Ohio 43215 (614) 469-3200	James Ash, Esq. Gemini Fund Services, LLC 80 Arkay Drive Hauppauge, NY 11788 (631) 470-2616

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. ☒

The registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that the Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such dates as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Title of Securities Being Registered	Amount Being Registered(1)	Proposed Maximum Offering Price Per Share	Proposed Maximum Aggregate Offering Price(1)	Amount of Registration Fee(1)
Shares of Beneficial Interest ("Common Shares")	10,000,000	$10.00	$100,000,000	$13,640

(1) Previously paid in connection with the filing of the initial registration statement for these securities on March 1, 2013. Estimated solely for the purpose of calculating the registration fee, in accordance with Rule 457(o) of the Securities Act of 1933.

SUBJECT TO COMPLETION PRELIMINARY PROSPECTUS DATED [___ __], 2013

The information in this prospectus is not complete and may be changed. These securities may not be sold until the registration statement filed with the Securities and Exchange Commission is effective. The prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.

PREDEX

PROSPECTUS

Shares of Beneficial Interest
$250,000 minimum purchase

[___ __], 2013

PREDEX is a newly organized, continuously offered, non-diversified, closed-end management investment company, that is operated as an interval fund.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

This prospectus concisely provides the information that a prospective investor should know about PREDEX before investing.  You are advised to read this prospectus carefully and to retain it for future reference.  Additional information about PREDEX, including a preliminary Statement of Additional Information ("SAI") dated [___ __], 2013, has been filed with the Securities and Exchange Commission ("SEC").  The SAI is available upon request and without charge by writing PREDEX at c/o Gemini Fund Services, LLC, 17605 Wright Street, Suite 2, Omaha, NE  68130, or by calling toll-free 1-[__]-[___]-[____].  The table of contents of the SAI appears on page [_] of this prospectus.  You may request PREDEX's SAI, annual and semi-annual reports when available, and other information about PREDEX or make shareholder inquiries by calling 1-[__]-[___]-[____] or by visiting www.[________].com.  The SAI, which is incorporated by reference into (legally made a part of) this prospectus, is also available on the SEC's website at http://www.sec.gov. The address of the SEC's website is provided solely for the information of prospective shareholders and is not intended to be an active link.

Investment Objective.  PREDEX seeks income and capital appreciation.

Securities Offered.  PREDEX engages in a continuous offering of shares. PREDEX has registered 10,000,000 shares and is authorized as a Delaware statutory trust to issue an unlimited number of shares. PREDEX is offering to sell, through its principal underwriter, Northern Lights Distributors, LLC (the "Distributor"), under the terms of this prospectus, 10,000,000 shares of beneficial interest, at net asset value ("NAV") without any load or sales charge.  The Distributor is compensated by PREDEX's investment adviser, PREDEX Capital Management, LLC ( the " Adviser "), at no cost to shareholders.  The initial NAV is $10.00 per share. The minimum initial investment by a shareholder is $250,000 for all accounts, which may be waived at PREDEX's discretion.  Subsequent investments may be made in any amount.  PREDEX is offering to sell its shares, on a continual basis, through the Distributor.  The Distributor is not required to sell any specific number or dollar amount of PREDEX's shares.  PREDEX anticipates receiving subscriptions in excess of $50 million shortly after commencing offering shares and PREDEX will not commence investment operations until it receives firm commitments in excess of $50 million, which PREDEX defines as the initial offering.  Funds received will be invested promptly and no arrangements have been made to place such funds in an escrow, trust or similar account.   During the continuous offering, shares of PREDEX will be sold at the next determined NAV. See "Plan of Distribution." PREDEX's continuous offering is expected to continue indefinitely in reliance on Rule 415 under the Securities Act of 1933 (the "Securities Act").

Privately Offered Real Estate Funds.  PREDEX invests up to 95% of its net assets (measured on a quarterly basis) in privately offered securities of non-traded institutional real estate funds ("Institutional Private Funds").  Because the majority of Institutional Private Funds only accept investors quarterly (the others are more frequent), PREDEX may have a significant portion of its assets invested in "Public Funds" (as defined below) between quarter ends.

Institutional Private Funds employ leverage, are illiquid, subject to significant loss, and difficult to value.  PREDEX's Institutional Private Fund investment strategy exposes shareholders to the possible risk of total loss on a shareholder's investment.  In addition, these funds are not regulated by the Securities & Exchange Commission (the "SEC") and are not subject to the protections of the Investment Company Act of 1940, as amended ("1940 Act").  However, PREDEX will not invest in Institutional Private Funds that employ leverage in excess of 50%.  Because PREDEX concentrates its investments in private real estate related funds, its portfolio will be significantly impacted by the performance of the real estate market and may experience more volatility and be exposed to greater risk than a portfolio exposed to more asset classes and economic sectors.

Publicly Offered Real Estate Funds.  PREDEX also invests in publicly offered exchange-traded funds, closed-end funds and mutual funds ("Public Funds") that invest the majority of their assets in real estate securities.  Public Funds are exchange-traded or offer daily redemption to investors.  PREDEX invests in Public Funds as a substitute for Institutional Private Funds while awaiting the quarterly investment window for Institutional Private Funds.

Because PREDEX is newly organized, its shares have no pricing or performance history.  Shares of PREDEX will not be listed on any securities exchange, which makes them inherently illiquid.  There is no secondary market for PREDEX's shares, and it is not anticipated that a secondary market will develop.   Moreover, shares of PREDEX are not redeemable and not appropriate for investors requiring liquidity.  Although PREDEX will offer to repurchase at least 5% of each shareholder's shares on a quarterly basis in accordance with PREDEX's repurchase policy, PREDEX will otherwise not be required to repurchase shares at a shareholder's option nor will shares be exchangeable for units, interests or shares of any security.  Moreover, PREDEX is not required to extend, and shareholders should not expect PREDEX's Board of Trustees to authorize, repurchase offers in excess of 5% of outstanding shares.  Accordingly, regardless of how PREDEX performs, an investor may not be able to sell or otherwise liquidate his or her shares whenever such investor would prefer and, except to the extent permitted under the quarterly repurchase offer, will be unable to reduce his or her exposure on any market downturn.  If and to the extent that a public trading market ever develops, shares of closed-end investment companies, such as PREDEX, have a tendency to trade frequently at a discount from their NAV per share and initial offering prices.   As a result of the foregoing, an investment in PREDEX's shares is not suitable for investors who cannot tolerate risk of loss or who require liquidity.  PREDEX's payments to shareholders may consist in whole or in part of a return of capital and may result in potentially adverse tax consequences to PREDEX and its shareholders.

Price to Public	NAV	Sales Load	Price to Public	Proceeds to Registrant*
Per Common Share	$10.00	$0.00	$10.00	$10.00
Total Minimum	$100,000.00	$0.00	$100,000.00	$100,000.00
Total Maximum	$100,000,000.00	$0.00	$100,000,000.00	$100,000,000.00

* Offering costs of the initial offering will be borne by PREDEX's shareholders as an expense of PREDEX and amortized over the first twelve months of PREDEX's operations.

Investing in PREDEX's shares involves risks. See "Risk Factors" below in this prospectus.

Investment Adviser

PREDEX Capital Management, LLC

TABLE OF CONTENTS	Page
PROSPECTUS SUMMARY	2
FUND EXPENSES
FINANCIAL HIGHLIGHTS
PREDEX
USE OF PROCEEDS
INVESTMENT OBJECTIVE, POLICIES AND STRATEGIES
RISK FACTORS
MANAGEMENT OF PREDEX
DETERMINATION OF NET ASSET VALUE
CONFLICTS OF INTEREST
QUARTERLY REPURCHASE OF SHARES
DISTRIBUTION POLICY
DIVIDEND REINVESTMENT POLICY
U.S. FEDERAL INCOME TAX MATTERS
DESCRIPTION OF CAPITAL STRUCTURE AND SHARES
ANTI-TAKEOVER PROVISIONS IN DECLARATION OF TRUST
PLAN OF DISTRIBUTION
LEGAL MATTERS
REPORTS TO SHAREHOLDERS
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
ADDITIONAL INFORMATION
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
NOTICE OF PRIVACY POLICY & PRACTICES

PROSPECTUS SUMMARY

This summary does not contain all of the information that you should consider before investing in the shares. You should review the more detailed information contained or incorporated by reference in this prospectus and in the SAI, particularly the information set forth under the heading "Risk Factors."

PREDEX.  PREDEX is a newly organized, continuously offered, non-diversified, closed-end management investment company.  See "PREDEX." PREDEX is an interval fund that will offer to make quarterly repurchases of shares at NAV. See "Quarterly Repurchases of Shares."

Investment Objective and Policies. PREDEX seeks income and capital appreciation.

PREDEX invests in privately offered, non-traded institutional real estate funds ("Institutional Private Funds").  The majority of Institutional Private Funds only accept investors quarterly (the others are more frequent).  Additionally, Institutional Private Funds may occasionally be temporarily closed to new investors or additional investments.  As a result, when PREDEX has cash in its portfolio, it invests that cash in publicly traded real estate funds until the quarterly investment "window" of the Institutional Private Funds open.

Publicly traded real estate funds consist of publicly offered exchange-traded funds ("ETFs"), closed-end funds and mutual funds that invest the majority of their assets in real estate securities ("Public Funds").  Together, Institutional Private Funds and Public Funds are referred to as "Underlying Investment Vehicles."  PREDEX refers to the Institutional Private Funds as "institutional" because, due to their unregistered status and high investment minimums, they are marketed and sold to institutional investors.  Institutional Private Funds invest directly in real estate.  Public Funds invest indirectly in real estate by investing in securities, i.e. equity real estate investment trusts, commonly referred to as equity REITs.  Investors in Institutional Private Funds acquire common stock, partnership or membership interests.  Investors in Public Funds acquire common stock or shares of beneficial interest.  Neither the Adviser nor any of its affiliates act as the investment adviser or the party responsible for operating any other funds.  The Adviser selects Underlying Investment Vehicles without restriction as to capitalization.

PREDEX concentrates investments in the real estate industry, because, under normal circumstances, it invests (through Underlying Investment Vehicles) at least 75% of its assets in real estate industry funds.  This policy is fundamental and may not be changed without shareholder approval.   Based on SEC staff interpretations of the Investment Company Act of 1940, as amended ("1940 Act "), a fund is considered concentrated if it invests 25% or more of its assets in securities of issuers in the same industry or group of industries.  PREDEX's SAI contains a list of all of the fundamental investment policies of PREDEX, under the heading "Investment Objective and Policies."

PREDEX will not invest in an Underlying Investment Vehicle if that fund's leverage exceeds 50%.  The average use of leverage by the Underlying Investment Vehicles in PREDEX's portfolio (as measured by the weighted average of PREDEX's investment portfolio) will not exceed 40%, although some Underlying Investment Vehicles may exceed 40% leverage.  PREDEX does not employ leverage to make investments, but is authorized to borrow up to 5% of its net assets for temporary liquidity purposes and to satisfy repurchase requests from Fund shareholders.   The Adviser monitors PREDEX's investment portfolio daily to measure average leverage levels based upon the latest information available for each Underlying Investment Vehicle, which is reported at least quarterly for each Underlying Investment Vehicle.  The Adviser will dispose of a position if it exceeds leverage limits.   See "Investment Objective, Policies and Strategies."  PREDEX invests, through Underlying Investment Vehicles, without restriction as to issuer capitalization.

Investment Strategy.  PREDEX invests in Institutional Private Funds and Public Funds.  The Adviser selects Underlying Investment Vehicles based on the Adviser's assessment of each fund's ability to produce income and capital appreciation.

Institutional Private Funds

The Adviser selects Institutional Private Funds so that the PREDEX investment portfolio allocated to Institutional Private Funds meets the following criteria:

o

Real Estate - at least 80% of the market value of its net assets must be invested in real estate no more than 20% invested in cash or equivalents.

Investments- at least 80% of the market value of its real estate net assets must be invested in private equity real estate properties no more than 20% of such assets may be invested in real estate debt instruments.

o

Domain - at least 95% of the market value of real estate net assets must be invested in US markets.

o

Property Types - at least 80% of the market value of its real estate net assets must be invested in office, industrial, apartment and retail property types.

o

Life Cycle - at least 80% of market value of real estate net assets must be invested in  properties that are operating (i.e., currently have tenants and revenue).

o

Diversification - no more than 65% (± for market forces) of market value of real estate net assets may be invested in one property type or one region.

The Adviser relies upon quarterly or more frequent reports from Institutional Private Funds to monitor consistency with the criteria above and will adjust PREDEX's investment portfolio to maintain the criteria above.

Public Funds

The Adviser selects real estate Public Funds that the Adviser believes will deliver investment returns similar to Institutional Private Funds based on the Adviser's evaluation of fund expenses, management experience, investment objective and strategy.  The Adviser sells Public Fund shares to make investments in Institutional Private Funds and to fund quarterly repurchases of PREDEX shares.

Underlying Investment Vehicles

Both Institutional Private Funds and Public Funds invest in debt instruments that will not typically be rated by a credit rating agency and can include debt that would be considered "junk" if it were rated.  Additionally, both Institutional Private Funds and Public Funds invest in interest rate swaps and caps to hedge interest rate risk.

Investment Adviser and Fee.  PREDEX Capital Management, LLC, the investment adviser to PREDEX, is registered with the SEC as an investment adviser under the Investment Advisors Act of 1940, as amended.  The Adviser was formed during January 2013 for the purpose of advising PREDEX and has no other clients.  The Adviser is entitled to receive a monthly fee at the annual rate of 0.45% of PREDEX's daily average net assets up to $500 million, 0.35% for net assets over $500 million and up to $1 billion and 0.25% over $1 billion.  The Adviser and PREDEX have entered into a contractual expense limitation and reimbursement agreement (the "Expense Limitation Agreement") under which the Adviser has agreed contractually to waive its fees and to pay or absorb the ordinary operating expenses of PREDEX (including organizational and offering expenses, but excluding interest and extraordinary expenses), to the extent that they exceed 0.70% per annum of PREDEX's average daily net assets (the "Expense Limitation").  Expenses may exceed 0.70% if PREDEX incurs expenses not subject to the Expense Limitation.   In consideration of the Adviser's agreement to limit PREDEX's expenses, PREDEX has agreed to repay the Adviser in the amount of any fees waived and Fund expenses paid or absorbed, subject to the limitations that: (1) the reimbursement for fees and expenses will be made only if payable not more than three years from the end of the fiscal year in which they were incurred; and (2) the reimbursement may not be made if it would cause the Expense Limitation to be exceeded. The Expense Limitation Agreement will remain in effect, the longer of, at least until [August 31, 2014 or at least for] one year from the date PREDEX’s registration statement is declared effective, unless and until the Board approves its modification or termination.  This agreement may be terminated only by PREDEX's Board of Trustees.  After the initial term, the Expense Limitation Agreement may be renewed at the Adviser's and Board's discretion.  See "Management of PREDEX."

Administrator, Accounting Agent and Transfer Agent.  Gemini Fund Services, LLC ("GFS") will serve as the administrator, accounting agent and transfer agent of PREDEX. See "Management of PREDEX."

Closed-End Fund Structure.  Closed-end funds differ from open end management investment companies (commonly referred to as mutual funds) in that closed-end funds do not typically redeem their shares at the option of the shareholder.  Rather, closed-end fund shares typically trade in the secondary market via a stock exchange.  Unlike many closed-end funds, however, PREDEX's shares will not be listed on a stock exchange.  Instead, PREDEX will provide limited liquidity to shareholders by offering to repurchase a limited amount of shares (at least 5%) quarterly, which is discussed in more detail in the next paragraph regarding Investor Suitability.

Investor Suitability.  An investment in PREDEX involves a considerable amount of risk. It is possible that you will lose money. An investment in PREDEX is suitable only for investors who can bear the risks associated with the limited liquidity where the only source of liquidity is PREDEX's quarterly offer to repurchase 5% of the shares outstanding at NAV.  PREDEX shares should be viewed as a long-term investment.  Before making your investment decision, you should (i) consider the suitability of this investment with respect to your investment objectives and personal financial situation and (ii) consider factors such as your personal net worth, income, age, risk tolerance and liquidity needs.

Repurchases of Shares.  PREDEX is an interval fund and, as such, has adopted a fundamental policy to make quarterly repurchase offers, at NAV, of no less than 5% of the shares outstanding.  There is no guarantee that shareholders will be able to sell all of the shares they desire in a quarterly repurchase offer, although each shareholder will have the right to require PREDEX to purchase up to and including 5% of such shareholder's shares in each quarterly repurchase. Limited liquidity will be provided to shareholders only through PREDEX's quarterly repurchases.  PREDEX maintains liquid securities (Public Funds and a money market mutual fund) or access to a bank line of credit in amounts sufficient to meet quarterly redemption requirements.  From the time it sends a notification to shareholders of the repurchase offer until the repurchase pricing date, a percentage of PREDEX's assets equal to at least 100% of the repurchase offer amount shall consist of liquid securities, or, in the alternative, access to a bank line of credit.  For example, if PREDEX offers to repurchase 5% of its shares, then at least 5% of its net assets will be represented by liquid securities, or, in the alternative, access to a bank line of credit.  See "Quarterly Repurchases of Shares."

Summary of Risks.

Investing in PREDEX involves risks.  You may receive little or no return on your investment or you may lose your investment. Therefore, before investing you should consider carefully the following risks that you assume when you invest in PREDEX's shares.  See "Risk Factors."  The following describes the indirect risks faced by PREDEX through investing in Underlying Investment Vehicles as well as its direct risks.

Debt Securities Risk.  When Underlying Investment Vehicles invest in debt securities, the value of your investment in PREDEX will decline when interest rates rise.  In general, the market price of debt securities with longer maturities will decrease more in response to changes in interest rates than shorter-term securities.  Debt instruments held by the Underlying Investment Vehicles will not typically be rated by a credit rating agency and can include debt that would be considered "junk" if it were rated.  Junk debt instruments are highly speculative and risky, and have significant   credit risk (the debtor may default). Debt securities also have prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments) and extension risk (the debtor may pay its obligation later than expected, reducing the opportunity to reinvest at higher interest rates).  A decline in the credit quality of a debt security held by an Underlying Investment Vehicle will not require PREDEX to dispose of the Underlying Investment Vehicle.  However, the Adviser will evaluate such securities to determine whether to keep them in the Fund's portfolio.

Distribution Policy Risk.   PREDEX's distribution policy may, under certain circumstances, have certain adverse consequences to PREDEX and its shareholders because it may result in a payment that is a return of capital, rather than a distribution (i.e. dividend and capital gain distributions).  A return of capital results in less of a shareholder's assets being invested in PREDEX and, over time, increase PREDEX's expense ratio.   A return of capital may also reduce a shareholder's tax basis, resulting in higher taxes when the shareholder sells his shares, and may cause a shareholder to pay taxes even if he sells his shares for less than the original purchase price. The distribution policy also may cause PREDEX to sell a security at a time it would not otherwise do so in order to manage the distribution of income and gain. The initial distribution will be declared on a date determined by the Board.

Interest Rate Swap and Cap Risk.  Swap and cap agreements are subject to the risk that the counterparty to the agreement will default on its obligation to pay the Underlying Investment Vehicle.  These agreements are also subject to leverage risk, because payments are based "notional" amounts that exceed the amount invested, if any.

Institutional Private Fund Risk.  Fund shareholders will bear two layers of fees and expenses: asset-based fees and expenses at the PREDEX level, and asset-based fees, incentive allocations or fees and expenses at the Institutional Private Fund level.

PREDEX's performance depends in large part upon the performance of the Institutional Private Fund managers and their selected strategies.  The majority of Institutional Private Funds permit redemptions only quarterly (the others are more frequent) and these withdrawal limitations restrict the Adviser's ability to terminate investments in Institutional Private Funds.  If values are falling, PREDEX will not be able to sell its Institutional Private Funds and the value of PREDEX shares will decline.  Institutional Private Funds are not publicly traded and therefore are not liquid investments.  As a result, PREDEX's Board of Trustees will depend on the Institutional Private Funds to provide a valuation of PREDEX's investment to the Adviser as part of the fair valuation process.  These values could vary from the fair value of the investment that may be obtained if such investment were eventually sold to a third party.  Each Institutional Private Fund relies upon independent third-party appraisals, the fund's asset manager and/or management to provide valuations.  These managers may have a valuation conflict of interest because higher valuations generate higher management fees.  In addition to valuation risk, shareholders of Institutional Private Funds are not entitled to the protections of the 1940 Act.  For example, Institutional Private Funds may not require shareholder approval of advisory contracts, may employ high leverage, may engage in joint transactions with affiliates, and are not obligated to file financial reports with the SEC.   PREDEX's Institutional Private Fund investment strategy exposes shareholders to the possible risk of total loss on a shareholder's investment.

Issuer and Non-Diversification Risk.  The value of a specific security can perform differently from the market as a whole for reasons related to the performance of the investment manager, the financial leverage of the issuer, and reduced demand for the  properties and services of the issuer.  PREDEX's performance may be more sensitive to any single economic, business, political or regulatory occurrence because PREDEX may invest more than 5% of its total assets in the securities of one or more issuers.

Leveraging Risk. The use of leverage (borrowing money to purchase properties or securities) will cause an Underlying Investment Vehicle to incur additional expenses and significantly magnify losses in the event of underperformance of the assets purchased with borrowed money.  In addition, a lender to an Underlying Investment Vehicle may terminate or refuse to renew any credit facility.  If the Underlying Investment Vehicle is unable to access additional credit, it may be forced to sell investments at inopportune times, which may further depress the returns of PREDEX.  When an Underlying Investment Vehicle uses leverage, PREDEX indirectly uses and is subject to the same risks.

Liquidity Risk.  There is currently no secondary market for the shares and PREDEX expects that no secondary market will develop.

Shares of closed-end investment companies, such as PREDEX, that are traded on a secondary market may have a tendency to trade frequently at a discount from their NAV per share and initial offering prices.  Limited liquidity is provided to shareholders only through PREDEX's quarterly repurchase offers for no less than 5% of the shares outstanding at NAV. There is no guarantee that shareholders will be able to sell all of the shares they desire in a quarterly repurchase offer, regardless of market conditions, such as a downturn.  As a result of the foregoing, an investment in PREDEX's shares is not suitable for investors who cannot tolerate risk of total loss or who require liquidity, other than limited liquidity provided through PREDEX's repurchase policy of offering to repurchase a limited amount of shares (at least 5%) quarterly.  PREDEX's Institutional Private Fund investments are also subject to liquidity risk because they generally offer only quarterly redemption. Liquidity risk exists when particular investments of PREDEX would be difficult to purchase or sell, possibly preventing PREDEX from selling such illiquid securities at an advantageous time or price, or possibly requiring PREDEX to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

Management Risk.  The Adviser's investment strategy is subject to risk because Underlying Investment Vehicles selected by the Adviser may have low or negative returns.  PREDEX's portfolio manager and the other officers of the Adviser have no experience managing a closed-end interval fund.   The Adviser will not be able to invest all of PREDEX's assets because some assets will be used to pay PREDEX operating expenses.

Market Risk.  An investment in PREDEX's shares is subject to investment risk.  An investment in PREDEX's shares represents an indirect investment in the securities owned by PREDEX.  The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably.  PREDEX's Institutional Private Fund investment strategy exposes shareholders to the possible risk of total loss on a shareholder's investment.

New Offering with No Operating History.  If PREDEX commences operations under inopportune market or economic conditions, it may not be able to achieve favorable returns.  In addition, PREDEX anticipates receiving subscriptions in excess of $50 million shortly after commencing offering shares and PREDEX will not commence investment operations until it receives firm commitments in excess of $50 million.

PREDEX will experience higher than expected expenses, subject to PREDEX's Expense Limitation Agreement (see "Fund Expenses"), to the extent it is thinly capitalized.

Public Fund Risk.  PREDEX shareholders will bear two layers of fees and expenses: asset-based fees and expenses at the PREDEX level, and asset-based fees and expenses at the Public Fund level.  Investments in ETFs and closed-end funds cause PREDEX to incur brokerage expense.  Closed-end funds typically trade at discounts to their net asset value and this discount may worsen following an investment by PREDEX.  PREDEX's performance depends, in part, upon the performance of the mutual fund managers and their strategies.  Each Public Fund is subject to its strategy-specific risks: varying amounts of leverage risk, illiquidity risk, concentration in real estate securities risk, small to medium capitalization issuer risk and market risk.

Real Estate Industry Concentration Risk. PREDEX will not invest in real estate directly, but, because PREDEX will concentrate its investments in Underlying Investment Vehicles that invest principally in real estate and real estate related industry securities, its portfolio will be significantly impacted by the performance of the real estate market and may experience more volatility and be exposed to greater risk than a portfolio exposed to more asset classes and economic sectors.  The Adviser monitors each Underlying Investment Vehicle daily, using the most currently available information, to assure adherence to the vehicle's real estate investment strategy as described in its offering materials.  The Adviser will dispose of an investment if it fails to maintain a real estate investment strategy.  The value of companies engaged in the real estate industry is affected by: (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing and (ix) changes in interest rates and leverage. There are also special risks associated with particular sectors, or real estate operations generally, as described below:

Retail Properties.  Retail properties are affected by shifts in consumer demand due to demographic changes, changes in spending patterns and lease terminations.

Office Properties.  Office properties are affected by a downturn in the businesses operated by their tenants.

Multifamily Properties.  Multifamily properties are affected by adverse economic conditions in the locale, oversupply and rent control laws.

Industrial Properties.  Industrial properties are affected by downturns in the manufacture, processing and shipping of goods.

Environmental Issues.  Owners of properties that may contain hazardous or toxic substances may be responsible for removal or remediation costs.

REIT Risk. Equity REIT share prices may decline because of adverse developments affecting the real estate industry and real property values. In general, real estate values can be affected by a variety of factors : supply and demand for properties, the economic health of the country or of different regions, and the strength of specific industries that rent properties. An entity that fails to qualify as a REIT would be subject to a corporate level tax, would not be entitled to a deduction for dividends paid to its shareholders and would not pass through to its shareholders the character of income earned by the entity.  PREDEX shareholders will also indirectly bear fees and expenses of equity REITs in addition to those at the PREDEX level.

Repurchase Policy Risks.  Quarterly repurchases by PREDEX of its shares typically will be funded from sales of portfolio securities.  However, payment for repurchased shares may require PREDEX to liquidate portfolio holdings earlier than the Adviser otherwise would liquidate such holdings, potentially resulting in losses, and may increase PREDEX's portfolio turnover. If PREDEX borrows to finance repurchases, interest on any such borrowing will negatively affect shareholders who do not tender their shares in a repurchase offer by increasing PREDEX's expenses and reducing any net investment income.  PREDEX's quarterly repurchase offers are a shareholder's only means of liquidity with respect to his or her shares.

U.S. Federal Income Tax Matters.

PREDEX intends to elect to be treated and intends to qualify each year for taxation as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). In order for PREDEX to qualify as a regulated investment company, it must meet an income and asset diversification test each year. If PREDEX so qualifies and satisfies certain distribution requirements, PREDEX (but not its shareholders) will not be subject to federal income tax to the extent it distributes its investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital loss) in a timely manner to its shareholders in the form of dividends or capital gain distributions. The Code imposes a 4% nondeductible excise tax on regulated investment companies, such as PREDEX, to the extent they do not meet certain distribution requirements by the end of each calendar year.  PREDEX anticipates meeting these distribution requirements.  See "U.S. Federal Income Tax Matters."

Dividend Reinvestment Policy.

PREDEX intends to make distributions of investment company taxable income after payment of PREDEX's operating expenses quarterly and net capital gains annually.  Unless a shareholder elects otherwise, the shareholder's distributions will be reinvested in additional shares under PREDEX's dividend reinvestment policy. Shareholders who elect not to participate in PREDEX's dividend reinvestment policy will receive all distributions in cash paid to the shareholder of record (or, if the shares are held in street or other nominee name, then to such nominee). See "Dividend Reinvestment Policy."

Custodian.

The Bank of New York Mellon serves as PREDEX's custodian. See "Management of PREDEX."

FUND EXPENSES

Annual Expenses (as a percentage of net assets attributable to common shares)
Management Fees [1]	0.45%
Other Expenses [2]	0.21%
Acquired Fund Fees and Expenses [3]	0.01%
Total Annual Expenses	0.67%

1 PREDEX has agreed to pay the Adviser a monthly fee at the annual rate of 0.45% of PREDEX's daily average net assets up to $500 million, 0.35% for net assets over $500 million and up to $1 billion and 0.25% over $1 billion.

2 Other Expenses are estimated for the current fiscal year.

3 Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies (e.g., management fees, administration fees and professional and other direct, fixed fees and expenses).  Acquired Fund Fees and Expenses, which are estimated for the current fiscal year, are based on historic fees and expenses of the investment companies in which PREDEX expects to invest .  The operating expenses in this fee table will not correlate to the expense ratio in PREDEX's financial highlights because the financial statements include only the direct operating expenses incurred by PREDEX.  Acquired Fund Fees and Expenses would be higher if similar fees and expenses of Institutional Private Funds and equity REITs were included in this calculation as well.

PREDEX's Expenses Table describes the fees and expenses that you may pay if you buy and hold shares of PREDEX.  More information about management fees, fee waivers and other expenses is available in "Management of PREDEX" starting on page 25 of this prospectus.

The following example illustrates the hypothetical expenses that you would pay on a $1,000 investment assuming annual expenses attributable to shares remain unchanged and shares earn a 5% annual return:

Example	1 Year	3 Years	5 Years	10 Years
You would pay the following expenses on a $1,000 investment, assuming a 5% annual return	$7	$21	$37	$83

If shareholders request repurchase proceeds be paid by wire transfer, such shareholders will be assessed an outgoing wire transfer fee at prevailing rates charged by GFS, currently $15.  PREDEX will also pay organizational and offering costs in connection with the initial offering of the shares estimated to be $50,000 (0.00125 per share) for organizational costs; and $50,000 (0. 00125 per share) for offering costs.  These expenses are subject to the 0.70% per annum limitation on expenses. In consideration of the Adviser's agreement to limit PREDEX's expenses, PREDEX has agreed to repay the Adviser in the amount of any fees waived and Fund expenses paid or absorbed, subject to the limitations that: (1) the reimbursement for fees and expenses will be made only if payable not more than three years from the end of the fiscal year in which they were incurred; and (2) the reimbursement may not be made if it would cause the Expense Limitation to be exceeded.   The organizational expenses are recorded as they are incurred, while the offering expenses will be amortized over the first twelve months of PREDEX's operations.  PREDEX's offering costs and organizational expenses are borne by PREDEX's shareholders as an expense of PREDEX.   Expenses may be higher than 0.70% to the extent PREDEX's incurs expenses that are excluded from the Expense Limitation. The purpose of the above table is to help a holder of shares understand the fees and expenses that such holder would bear directly or indirectly. The example should not be considered a representation of actual future expenses. Actual expenses may be higher or lower than those shown.

FINANCIAL HIGHLIGHTS

Because PREDEX is newly formed and has no performance history as of the date of this Prospectus, a financial highlights table for PREDEX has not been included in this Prospectus.

PREDEX

PREDEX is a newly organized, continuously offered, non-diversified, closed-end management investment company that is operated as an interval fund.  PREDEX was organized as a Delaware statutory trust on February 5, 2013 and has no operating history.  PREDEX's principal office is located at 17605 Wright Street, Suite 2, Omaha, NE  68130, and its telephone number is 1-402-493-4603.

USE OF PROCEEDS

The net proceeds of the continuous offering of shares, will be invested in accordance with PREDEX's investment objective and policies (as stated below) as soon as practicable after receipt.  In addition, PREDEX anticipates receiving subscriptions in excess of $50 million shortly after commencing offering shares and PREDEX will not commence investment operations until it receives firm commitments in excess of $50 million.  There can be no assurance PREDEX will receive commitments in excess of $50 million, or any amount.  PREDEX will pay its organizational and offering expenses incurred with respect to its initial and continuous offering, less amounts advanced pursuant to the Expense Limitation Agreement.  Pending investment of the proceeds in accordance with PREDEX's Institutional Private Fund investment strategy PREDEX will invest in Public Funds.  Investors should expect that before PREDEX's Adviser has fully invested the proceeds in a combination of Institutional Private Funds and Public Funds that it considers optimal, PREDEX's returns may be lower than expected.

INVESTMENT OBJECTIVE, POLICIES AND STRATEGIES

Investment Objective and Policies

PREDEX seeks income and capital appreciation.

PREDEX's SAI contains a list of the fundamental investment policies (those that may not be changed without a shareholder vote) of PREDEX under the heading "Investment Objective and Policies."

The Adviser's Strategy

PREDEX invests in privately offered, non-traded institutional real estate funds ("Institutional Private Funds") that have characteristics substantially similar to those included in the National Council of Real Estate Investment Fiduciaries Open End Diversified Core Equity Index (the "NFI-ODCE Index ").  However, the NFI-ODCE Index is not a mutual fund and would not be considered diversified under the 1940 Act.  PREDEX will invest in Institutional Private Funds only to the extent that, on average, the PREDEX portfolio of Institutional Private Funds meets the investment criteria for the NFI-ODCE Index.  The majority of Institutional Private Funds typically accept investments on a quarterly basis (the others are more frequent), and may occasionally be closed to new investors or additional investments.  As a result, when PREDEX has cash in its portfolio, it invests that cash in publicly traded real estate funds until the quarterly investment "window" of the Institutional Private Funds open.

These publicly traded real estate funds consist of publicly offered exchange-traded funds ("ETFs"), closed-end funds and mutual funds that invest the majority of their assets in real estate securities ("Public Funds").  Together, Institutional Private Funds and Public Funds are referred to as "Underlying Investment Vehicles."  PREDEX refers to the Institutional Private Funds as "institutional" because, due to their unregistered status and high investment minimums, they are marketed and sold to institutional investors.  Institutional Private Funds invest directly in real estate and Public Funds invest indirectly in real estate by investing the majority of their assets in equity real estate investment trusts, commonly referred to as equity REITs.  Equity REITs are pooled investment vehicles that invest the majority of their assets in income-producing real estate .

Because Institutional Private Funds are not publicly traded, they are not liquid investments.  As a result, valuations provided by the asset manager to the Institutional Private Fund used by the Adviser to provide a valuation of the PREDEX investment could vary from the fair value of the investment that may be obtained if such investment were sold to a third party.  Each Institutional Private Fund relies upon independent third-party appraisals, the fund's asset manager and/or management to provide valuations.  The Adviser will use reasonable due diligence to value securities and may consider information provided by the Institutional Private Funds.  Quarterly unaudited financial statements provided by Institutional Private Funds, which if inaccurate could adversely affect the Adviser's ability to value accurately PREDEX's shares.  In its evaluation of asset managers of Institutional Private Funds, the Adviser will have the same access to information as any other institutional investor.  PREDEX's Board of Trustees is responsible for the valuation process, but delegates execution of certain aspects of pricing to the Adviser.  The Board of Trustees evaluates the reasonableness and accuracy of the fair value process and will adjust the valuation process if valuations problems arise.

The NFI-ODCE Index is maintained by National Council of Real Estate Investment Fiduciaries (NCREIF). NCREIF is a not-for-profit trade association that provides to its membership, and the academic and investment community, commercial real estate data.  Its membership is composed of investment managers, plan sponsors, academicians, consultants, appraisers, CPAs and other service providers involved in institutional real estate investments.  NCREIF is not regulated by any federal or state agency.  Index returns and other information are available free of charge at www.nacreif.org.  The NFI-ODCE Index is composed of privately offered, non-traded institutional real estate funds that do not have a set termination date or finite life.  These funds offer periodic subscriptions and redemptions. To be in the Index, a fund must comply with the NCREIF Real Estate Information Standards, consisting of annual audits, quarterly valuations and time-weighted returns. Furthermore, a fund must submit information in accordance with the NCREIF data policies. Index returns are capitalization-weighted based on the size of the funds in the Index and reported gross of fees.  The Index is reconstituted on a calendar quarter basis when a fund closes or no longer meets inclusion criteria or when NCREIF accepts new funds.  There is no minimum fund capitalization for inclusion in the index and the range of capitalization of funds in the index is not publicly available.  Neither NCREIF nor the NFI-ODCE Index are regulated by the SEC.  NFI-ODCE Index criteria are determined by a committee of NCREIF and may be revised from time to time.  If criteria are changed, PREDEX will notify shareholders and revise its prospectus accordingly, including the disclosing the impact on investment strategy and portfolio characteristics.

NFI-ODCE Index

Every fund included in the Index must meet the following inclusion criteria.

o

Real Estate - at least 80% of the market value of its net assets must be invested in real estate no more than 20% invested in cash or equivalents.

Investments - at least 80% of the market value of its real estate net assets must be invested in private equity real estate properties no more than 20% of such assets may be invested in real estate debt instruments.

o

Domain - at least 95% of the market value of real estate net assets must be invested in US markets.

o

Property Types - at least 80% of the market value of its real estate net assets must be invested in office, industrial, apartment and retail property types.

o

Life Cycle - at least 80% of market value of real estate net assets must be invested in  properties that are operating (i.e., currently have tenants and revenue).

o

Diversification - no more than 65% (± for market forces) of market value of real estate net assets may be invested in one property type or one region.

o

Leverage - no more than 40% leverage.

Institutional Private Funds. Institutional Private Funds are real estate investment funds managed by institutional asset managers with expertise in managing portfolios of real estate and real estate related industry securities.  Institutional Private Funds are exempt from registration under the Investment Company Act of 1940, as amended ("1940 Act").  Institutional Private Funds require large minimum investments and impose stringent investor qualification criteria intended to limit their direct investors mainly to institutions such as endowments, foundations and pension funds.  By investing in such Institutional Private Funds, PREDEX offers its shareholders access to institutional asset managers that may not be otherwise available to them.

PREDEX's investments in Institutional Private Funds will be made through the purchase of common stock or limited partnership or membership interests in such funds.  In addition, distributions received by PREDEX from Institutional Private Funds may consist of dividends, capital gains and/or return of capital.

Public Funds.  The Adviser uses Public Funds when Institutional Private Funds are closed to new investments outright or between subscription periods.  When selecting individual Public Fund investments, the Adviser will evaluate Public Fund asset managers by reviewing their experience, track record, current portfolios, and ability to weather real estate cycles by employing effective risk management and mitigation strategies.  The Adviser will also assess the likely risks and returns of the investment strategies utilized by the management of the Public Funds, and evaluate the potential correlation among the investment strategies under consideration. The Adviser generally will seek to invest in Public Funds whose expected returns are determined to similar to those of the Institutional Private Funds.  The Adviser sells Public Fund shares to make investments in Institutional Private Funds and to fund quarterly repurchases of PREDEX shares.

ETFs and Closed-End Funds.  ETFs and closed-end funds are typically managed by professionals and provide investors with diversification, cost and potential tax efficiency, liquidity, and some provide quarterly dividends. An ETF typically holds a portfolio of securities or contracts designed to track a particular market segment or index.  A closed-end fund may be designed to track a particular market segment or index or may be managed based on its adviser's strategy.  Closed-end funds and ETFs are listed on major stock exchanges and are traded like common stocks.

Mutual Funds.  Mutual Funds selected by the Adviser will be managed with an investment objective of seeking to replicate the performance of the National Association of Real Estate Investment Trusts (NAREIT) Index or the MSCI US REIT Index.   Most index mutual funds are not actively managed and generally provide broad market exposure, low operating expenses and low portfolio turnover.  The Adviser also selects mutual funds that are actively managed and that do not follow an index-based strategy.

Equity REITs Generally.

Distributions. Payments received indirectly by PREDEX from equity REITs may consist of dividends, capital gains (distributions) and/or a return of capital.  REITs are required by law to distribute 90% of their taxable income to shareholders each year in the form of dividends.  Dividends paid by REITs will generally not qualify for the reduced federal income tax rates applicable to qualified dividends under the Code. See "U.S. Federal Income Tax Matters."

PREDEX will invest through a mutual fund indirectly in real estate investment trusts.   Equity REITs are pooled investment vehicles that invest in income-producing real estate or real estate-related loans or interests. The market value of equity REIT shares and the ability of equity REITs to distribute income may be adversely affected by numerous factors: rising interest rates, changes in the national, state and local economic climate and real estate conditions, perceptions of prospective tenants of the safety, convenience and attractiveness of the properties, compliance with environmental laws, changes in real estate taxes and other operating expenses, adverse changes in governmental rules and zoning laws, and other factors beyond the control of the issuers.

PREDEX concentrates investments in the real estate industry because, under normal circumstances, it invests over 75% of its net assets in real estate industry funds.  This policy is fundamental and may not be changed without shareholder approval.

Underlying Investment Vehicles

Both Institutional Private Funds and Public Funds invest in debt instruments that will not typically be rated by a credit rating agency and can include debt that would be considered "junk" if it were rated.  Additionally, both Institutional Private Funds and Public Funds invest in interest rate swaps and caps to hedge interest rate risk.  An interest rate swap is an agreement between two parties to exchange periodic payments based on the difference between a fixed interest rate and a floating interest rate.  An interest rate cap is similar except that one party pays the other for the right receive payments when a floating exceeds an agreed upon threshold level.  These instruments are used to hedge an Underlying Investment Vehicle’s portfolio against rising interest rates.

The SAI contains a list of the fundamental (those that may not be changed without a shareholder vote) investment policies of PREDEX under the heading "Investment Objective and Policies."

Other Information Regarding Principal Investment Strategies

When awaiting investment in real estate related funds, the Adviser may determine that PREDEX should invest in a money market mutual fund.  In these cases, PREDEX may not achieve its investment objective.  The Adviser may invest PREDEX's cash balances in any money market mutual fund it deems appropriate based on the money market mutual fund's expenses, management experience, and strategy.  Any income earned from such investments is ordinarily reinvested by PREDEX in accordance with its investment program. Many of the considerations entering into recommendations and decisions of the Adviser and PREDEX's portfolio manager are subjective.

PREDEX has adopted a fundamental policy prohibiting issuance of preferred shares.  Additionally, PREDEX has adopted a fundamental policy prohibiting issuance of debt securities and/or borrowing for investment purposes.  These policies may not be changed without shareholder approval.  However, PREDEX may borrow up to 5% of its net assets for temporary liquidity or to meet shareholder repurchase requests.

The frequency and amount of portfolio purchases and sales (known as the "portfolio turnover rate") will vary from year to year.  The portfolio turnover rate is not expected to exceed 100%.  Higher rates of portfolio turnover may generate short-term capital gains taxable as ordinary income.

There is no assurance what portion, if any, of PREDEX's investments will qualify for the reduced federal income tax rates applicable to qualified dividends under the Code.  As a result, there can be no assurance as to what portion of PREDEX's distributions will be designated as qualified dividend income. See "U.S. Federal Income Tax Matters."  If securities are not held for the applicable holding periods, dividends paid on them will not qualify for the advantageous federal tax rates. See "Tax Status" in PREDEX's SAI.

RISK FACTORS

An investment in PREDEX's shares is subject to risks. The value of PREDEX's investments will increase or decrease based on changes in the prices of the investments it holds. This will cause the value of PREDEX's shares to increase or decrease. You could lose money by investing in PREDEX. By itself, PREDEX does not constitute a complete investment program. Before investing in PREDEX you should consider carefully the following risks PREDEX faces through its investments in Underlying Investment Vehicles as well as its direct risks.  There may be additional risks that PREDEX does not currently foresee or consider material. You may wish to consult with your legal or tax advisors, before deciding whether to invest in PREDEX.

Debt Securities Risk.  When Underlying Investment Vehicles invest in debt securities, the value of your investment in PREDEX will decline when interest rates rise.  In general, the market price of debt securities with longer maturities will decrease more in response to changes in interest rates than shorter-term securities.  Debt instruments held by the Underlying Investment Vehicles will not typically be rated by a credit rating agency and can include debt that would be considered "junk" if it were rated.  Junk debt instruments are highly speculative and risky, and have significant credit risk (the debtor may default). A decline in the credit quality of a debt security held by an Underlying Investment Vehicle will not require PREDEX to dispose of the Underlying Investment Vehicle.  However, the Adviser will evaluate such securities to determine whether to keep them in the Fund's portfolio.  Debt securities also have prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments).  During periods of declining interest rates, prepayment rates usually increase and PREDEX may have to reinvest prepayment proceeds at a lower interest rate.  During periods of rising interest rates, prepayment rates usually decrease and PREDEX may have fewer prepayment proceeds to reinvest at interest higher rates.

Distribution Policy Risk.   PREDEX's distribution policy may, under certain circumstances, have certain adverse consequences to PREDEX and its shareholders because it may result in a distribution being reclassified as a return of capital resulting in less of a shareholder's assets being invested in PREDEX and, over time, increase PREDEX's expense ratio.  PREDEX's distributions may be reclassified such that they consist in whole or in part of a return of capital.  A return of capital may also reduce a shareholder's tax basis, resulting in higher taxes when the shareholder sells his shares, and may cause a shareholder to pay taxes even if he sells his shares for less than the original purchase price. The distribution policy also may cause PREDEX to sell a security at a time it would not otherwise do so in order to manage the distribution of income and gain. The initial distribution will be declared on a date determined by the Board.

Interest Rate Swap and Cap Risk.  Swap and cap agreements are subject to the risk that the counterparty to the agreement will default on its obligation to pay the Underlying Investment Vehicle.  These agreements are subject to leverage risk, because payments are based "notional" amounts that exceed the amount invested, if any.  Leverage risk will amplify an Underlying Investment Vehicle’s losses.  Swap and cap agreements may also involve fees, commissions or other costs that may reduce an Underlying Investment Vehicle's gains from such an agreement or may cause the Underlying Investment Vehicle to lose money.  Interest rate caps are subject to the loss of the total initial payment if the reference floating rate does not exceed the agreed upon threshold rate.

Institutional Private Fund Risk.  Fund shareholders will bear two layers of fees and expenses: asset-based fees and expenses at PREDEX level, and asset-based fees, incentive allocations or fees and expenses at the Institutional Private Fund level.  PREDEX's performance depends in large part upon the performance of the Institutional Private Fund managers and their selected strategies. The majority of Institutional Private Funds have withdrawal limitations in the form of quarterly redemptions (the others are more frequent).  These redemption provisions, also restrict the Adviser's ability to terminate investments in Institutional Private Funds.   If values are falling, PREDEX will not be able to sell its Institutional Private Funds and the value of PREDEX shares will decline.   Institutional Private Funds are not publicly traded and therefore are not liquid investments.  As a result, PREDEX's Board of Trustees will depend on the Institutional Private Funds to provide a valuation of PREDEX's investment to the Adviser as part of the fair valuation process.  These values could vary from the fair value of the investment that may be obtained if such investment were eventually sold to a third party.  Each Institutional Private Fund relies upon independent third-party appraisals, the fund's asset manager and/or management to provide valuations.  These managers may have a valuation conflict of interest because higher valuations generate higher management fees.  In addition to valuation risk, shareholders of Institutional Private Funds are not entitled to the protections of the 1940 Act.  For example, Institutional Private Funds may not require shareholder approval of advisory contracts, employ leverage higher than other investment vehicles such as a mutual fund, may engage in joint transactions with affiliates, and are not obligated to file financial reports with the SEC.  These characteristics expose shareholders to the possible risk of total loss on a shareholder's investment.

PREDEX may not be able to invest in certain Institutional Private Funds that are oversubscribed or closed, or PREDEX may be able to allocate only a limited amount of assets to an Institutional Private Fund.  PREDEX's investments in certain Institutional Private Funds may be subject to lock-up periods, during which PREDEX may not withdraw its investment.   Lock-up periods are minimum holding periods and periods when the issuer temporarily suspends redemptions, which typically occur during periods of market volatility or high levels of redemption requests by Institutional Private Fund investors.   PREDEX may invest indirectly a substantial portion of its assets in Institutional Private Funds that follow a particular type of investment strategy, which may expose PREDEX to the risks of that strategy. Most of PREDEX's assets will be priced in the absence of a readily available market and may be priced based on determinations of fair value, which may prove to be inaccurate.

Some of the Institutional Private Funds have made an election to be treated as a REIT for federal tax purposes or operative subsidiaries that have made such an election.  Consequently, the tax risks described below under "REIT Tax Risk" also apply to these Institutional Private Funds or their subsidiaries.

Issuer and Non-Diversification Risk.  The value of a specific security can perform differently from the market as a whole for reasons related to the investment manager or issuer, such as management performance, financial leverage and reduced demand for the respective properties and services.  PREDEX's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company because as a non-diversified fund, PREDEX may invest more than 5% of its total assets in the securities of one or more issuers.

Leveraging Risk. The use of leverage, such as borrowing money to purchase properties or securities, will cause an Underlying Investment Vehicle to incur additional expenses and significantly magnify losses in the event of underperformance of the assets purchased with borrowed money.  Generally, the use of leverage also will cause an Underlying Investment Vehicle to have higher expenses ( mostly interest expenses) than those of funds that do not use such techniques.  In addition, a lender to an Underlying Investment Vehicle may terminate or refuse to renew any credit facility.  If the Underlying Investment Vehicle is unable to access additional credit, it may be forced to sell investments at inopportune times, which may further depress the returns of PREDEX.  When an Underlying Investment Vehicle uses leverage, PREDEX indirectly uses and is subject to the same risks.

Liquidity Risk.  PREDEX is a closed-end investment company structured as an "interval fund" and designed for long-term investors.  Unlike many closed-end investment companies, PREDEX's shares are not listed on any securities exchange and are not publicly traded.   There is currently no secondary market for the shares and PREDEX expects that no secondary market will develop. Shares of closed-end investment companies, such as PREDEX, that are traded on a secondary market may have  a tendency to trade frequently at a discount from their NAV per share and initial offering prices.  Limited liquidity is provided to shareholders only through PREDEX's quarterly repurchase offers for no less than 5% of the shares outstanding at NAV. There is no guarantee that shareholders will be able to sell all of the shares they desire in a quarterly repurchase offer, regardless of market conditions, such as a downturn.  As a result of the foregoing, an investment in PREDEX's shares is not suitable for investors who cannot tolerate risk of total loss or who require liquidity, other than limited liquidity provided through PREDEX's repurchase policy of offering to repurchase a limited amount of shares (at least 5%) quarterly.  PREDEX's Institutional Private Fund investments are also subject to liquidity risk because the majority of Institutional Private Funds offer only quarterly redemption (the others are more frequent). Liquidity risk exists when particular investments of PREDEX would be difficult to purchase or sell, possibly preventing PREDEX from selling such illiquid securities at an advantageous time or price, or possibly requiring PREDEX to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

Management Risk.  The Adviser's investment strategy is subject to risk because Underlying Investment Vehicles selected by the Adviser may have low or negative returns .  PREDEX's portfolio manager and the other officers of the Adviser have no experience managing a closed-end interval fund.   The Adviser will not be able to invest all of PREDEX's assets because some assets will be used to pay PREDEX operating expenses.   The Adviser's selection of securities and allocation of assets may not produce the desired returns.

Market Risk.  An investment in PREDEX's shares is subject to investment risk.  PREDEX's Institutional Private Fund investment strategy exposes shareholders to the possible risk of total loss on a shareholder's investment.  An investment in PREDEX's shares represents an indirect investment in the securities owned by PREDEX.  The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably.  Real estate related investments may be more volatile and/or lower than other segments of the securities market.

New Offering with No Operating History.  PREDEX is a closed-end investment company with no history of operations.  In addition, PREDEX anticipates receiving subscriptions in excess of $50 million shortly after commencing offering shares and PREDEX will not commence investment operations until it receives firm commitments in excess of $50 million.  PREDEX will experience higher than expected expenses, subject to PREDEX's Expense Limitation Agreement (see "Fund Expenses"), to the extent it is thinly capitalized.

Public Fund Risk.  PREDEX shareholders will bear two layers of fees and expenses: asset-based fees and expenses at the PREDEX level, and asset-based fees and expenses at the Public Fund level.  Investments in ETFs and closed-end funds cause the PREDEX to incur brokerage expense.  Closed-end funds typically trade at discounts to their net asset value and this discount may worsen following an investment by PREDEX.  PREDEX's performance depends, in part, upon the performance of the mutual fund managers and their strategies.  Each Public Fund is subject to its strategy-specific risks: varying amounts of leverage risk, illiquidity risk, concentration in real estate securities risk, small to medium capitalization issuer risk and market risk.  Index based Public Funds returns are lower than their respective index because of fees and expenses and are subject to investment strategy induced tracking risk.

Real Estate Industry Concentration Risk. PREDEX will not invest in real estate directly, but, because PREDEX will concentrate its investments in Underlying Investment Vehicles that invest principally in real estate and real estate related industry securities, its portfolio returns will be significantly impacted by the performance of the real estate market and may experience more volatility and be exposed to greater risk than a more diversified portfolio.   The Adviser monitors each Underlying Investment Vehicle daily, using the most currently available information, to assure adherence to the vehicle's real estate investment strategy as described in its offering materials.  The Adviser will dispose of an investment if it fails to maintain a real estate investment strategy.   The value of companies engaged in the real estate industry is affected by: (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing and (ix) changes in interest rates and leverage. There are also special risks associated with particular sectors, or real estate operations generally, as described below:

Retail Properties. Retail properties are affected by the overall health of the economy and may be adversely affected by, among other things, the growth of alternative forms of retailing, bankruptcy, departure or cessation of operations of a tenant, a shift in consumer demand due to demographic changes, changes in spending patterns and lease terminations.

Office Properties. Office properties are affected by the overall health of the economy, and other factors such as a downturn in the businesses operated by their tenants, obsolescence and non-competitiveness.

Multifamily Properties. The value and successful operation of a multifamily property may be affected by a number of factors such as the location of the property, the ability of the management team, the level of mortgage rates, the presence of competing properties, adverse economic conditions in the locale, oversupply and rent control laws or other laws affecting such properties.

Industrial Properties.  Industrial properties are affected by downturns in the manufacture, processing and shipping of goods.

Other factors may contribute to the risk of real estate investments:

Development Issues. Certain Underlying Investment Vehicles may engage in the development or construction of real estate properties. These companies are exposed to a variety of risks inherent in real estate development and construction, such as the risk that there will be insufficient tenant demand to occupy newly developed properties, and the risk that prices of construction materials or construction labor may rise materially during the development.

Lack of Insurance. Certain of the Underlying Investment Vehicles may fail to carry comprehensive liability, fire, flood, earthquake extended coverage and rental loss insurance, or insurance in place may be subject to certain policy specifications, limits and deductibles. Should any type of uninsured loss occur, the portfolio company could lose its investment in, and anticipated profits and cash flows from, a number of properties and, as a result, adversely affect investment performance.

Dependence on Tenants. The value of properties and the ability to make distributions depends upon the ability of the tenants at their properties to generate enough income in excess of their operating expenses to make their lease payments. Changes beyond the control of real estate companies may adversely affect their tenants' ability to make their lease payments and, in such event, would substantially reduce both their income from operations.

Financial Leverage. Underlying Investment Vehicles may be leveraged and financial covenants may affect the ability of Underlying Investment Vehicles to operate effectively.

Environmental Issues. In connection with the ownership (direct or indirect), operation, management and development of real properties that may contain hazardous or toxic substances, an Underlying Investment Vehicle may be considered an owner, operator or responsible party of such properties and, therefore, may be potentially liable for removal or remediation costs, as well as certain other costs : governmental fines and liabilities for injuries to persons and property. The existence of any such material environmental liability could have a material adverse effect on the results of operations and cash flow of any such portfolio company and, as a result, the amount available to make distributions on shares of PREDEX could be reduced.

REIT Risk.  Equity REIT share prices may decline because of adverse developments affecting the real estate industry and real property values. In general, real estate values can be affected by a variety of factors : supply and demand for properties, the economic health of the country or of different regions, and the strength of specific industries that rent properties. PREDEX shareholders will also indirectly bear fees and expenses of equity REITs in addition to those at the PREDEX level.

REIT Tax Risk.  Qualification as a REIT under the Internal Revenue Code of 1986, as amended (the "Code") in any particular year is a complex analysis that depends on a number of factors. There can be no assurance that the entities in which PREDEX invests with the expectation that they will be taxed as a REIT will qualify as a REIT. An entity that fails to qualify as a REIT would be subject to a corporate level tax, would not be entitled to a deduction for dividends paid to its shareholders and would not pass through to its shareholders the character of income earned by the entity.  If PREDEX were to invest in an entity that failed to qualify as a REIT, such failure could significantly reduce PREDEX's yield on that investment. Equity REITs invest  in real property and earn rental income from leasing those properties. They may also realize gains or losses from the sale of properties. Equity REITs will be affected by conditions in the real estate rental market and by changes in the value of the properties they own.   Equity REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects.

Dividends paid by equity REITs will not generally qualify for the reduced U.S. federal income tax rates applicable to qualified dividends under the Code. See "U.S. Federal Income Tax Matters." PREDEX's investments in equity REITs may include an additional risk to shareholders. Some or all of an equity REIT's annual distributions to its investors may constitute a nontaxable return of capital. Any such return of capital will generally reduce PREDEX's basis in the equity REIT investment, but not below zero. To the extent the distributions from a particular equity REIT exceed PREDEX's basis in such REIT, PREDEX will generally recognize gain. In part because equity REIT distributions often include a nontaxable return of capital, Fund distributions to shareholders may also be deemed to be a nontaxable return of capital. Shareholders that receive such a payment will also reduce their tax basis in their shares of PREDEX, but not below zero. To the extent the return of capital exceeds a shareholder's basis in PREDEX's shares, such shareholder will generally recognize a capital gain.

Repurchase Policy Risks.  Quarterly repurchases by PREDEX of its shares typically will be funded from available cash or sales of portfolio securities.  However, payment for repurchased shares may require PREDEX to liquidate portfolio holdings earlier than the Adviser otherwise would liquidate such holdings, potentially resulting in losses, and may increase PREDEX's portfolio turnover. The Adviser may take measures to attempt to avoid or minimize such potential losses and turnover, and instead of liquidating portfolio holdings, may borrow money to finance repurchases of shares. If PREDEX borrows to finance repurchases, interest on any such borrowing will negatively affect shareholders who do not tender their shares in a repurchase offer by increasing PREDEX's expenses and reducing any net investment income. To the extent PREDEX finances repurchase proceeds by selling investments, PREDEX may hold a larger proportion of its net assets in less liquid securities.  PREDEX's quarterly repurchase offers are a shareholder's only means of liquidity with respect to his or her shares.

Repurchase of shares will tend to reduce the amount of outstanding shares and, depending upon PREDEX's investment performance, its net assets. A reduction in PREDEX's net assets may increase PREDEX's expense ratio, to the extent that additional shares are not sold.  In addition, the repurchase of shares by PREDEX may be a taxable event to those shareholders.  PREDEX's quarterly repurchase offers are a shareholder's only means of liquidity with respect to his or her shares.  The shares are not traded on a national securities exchange and no secondary market exists for the shares, nor does PREDEX expect a secondary market for its shares to exist in the future.

MANAGEMENT OF PREDEX

Trustees and Officers

The Board of Trustees is responsible for the overall management of PREDEX.  The Board supervises the duties performed by the Adviser. The Board is comprised of three trustees.  The Trustees are responsible for PREDEX's overall management.  The Board is responsible for adopting the investment and other policies of PREDEX, electing and replacing officers and selecting and supervising PREDEX's investment adviser. The name and business address of the Trustees and officers of PREDEX and their principal occupations and other affiliations during the past five years, as well as a description of committees of the Board, are set forth under "Management" in the SAI.  The Board consists of one individual who is an interested person of the Trust as defined under the 1940 Act ("Interested Trustee") and three individuals each of whom, as defined under the 1940 Act, are not "interested persons" of the Trust, the Adviser, or the Trust's distributor ("Independent Trustees").  A profile of the Trustees follows:

Independent Trustees

Ed Roski  |  45 years of real estate development and management experience

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Chairman & CEO of Majestic Realty, one of the oldest U.S. industrial real estate owners and operators with more than 70 million square feet owned.

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Co-owner of the Los Angeles Kings and Lakers. Played critical role in developing the teams' arena, the STAPLES Center in downtown LA. Chairman of the Board of University of Southern  California and serves on the boards of the Bowers Museum, California Science Center, Natural History Museum, and the National Geographic Society.

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Served as an officer in the U.S. Marines where he was decorated for bravery with two purple hearts.

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BS:  Finance and Real Estate, University of Southern California

Carol Broad  |  30 years financial & management experience in strategic consulting to institutional real estate investors

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Formerly Director, Private Real Estate, Russell Investments where she ran Russell's discretionary multi-manager private real estate business with $3.2 B in AUM.

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Previously Principal with Institutional Property Consultants where, as Director of Research, she led real estate asset class research, manager selection and due diligence processes. Served as VP with Public Storage, Inc. and held finance and marketing positions with several major oil companies.

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She has been a member of the Pension Real Estate Association, the European Association for Investors in Non-listed Real Estate Vehicles (INREV), and the Editorial Board of the Institutional Real Estate Letter.

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MBA: University of  California, Los Angeles, BS: Biochemistry, UCLA.

Addison (Tad) Piper  |  40 years senior management experience in the Financial Services Industry

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Formerly Chairman, Vice-Chairman and CEO at Piper Jaffray Companies in Minneapolis, 1983-2006. Joined the company in 1969 and served as Assistant Equity Syndicate Manager, Director of Securities Trading, and Director of Sales & Marketing.

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He is currently Chair of the Board of Regents at St. Olaf College, and serves as board member of Minnesota Public Radio, American Public Media Group, the Leuthold Group. He is the former Chair of Abbott Northwestern Hospital and Washburn Child Guidance Center. Former Vice-Chair of the Minneapolis Downtown Council and Board of Governors of the Securities Industry Association. Former Chair of the NYSE Regional Firms Advisory Group and former Trustee of the Stanford University Business School Trust.

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MBA: Stanford Business School, BA: Economics, Williams College.

Interested Trustee

William J. Chadwick  |  40 years of real estate advisory, management & legal experience

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Co-Founder & Managing Director, Chadwick Saylor & Co., Real Estate Investment Banking & Advisory.

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Formerly: Chairman of Pension Real Estate Association; Partner & Chairman of Tax Dept. Paul, Hastings, Janofsky & Walker; Administrator, Pension & Welfare Benefit Programs, U.S. Department of Labor.

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Chairman, Exposition Park & California Science Center Board; President, Los Angeles Memorial Coliseum Commission.

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J.D: Vanderbilt University School of Law BA: St. Lawrence University.

Investment Adviser

PREDEX Capital Management, LLC, located at 610 Newport Center Drive, Suite 600, Newport Beach, CA 92660, serves as PREDEX's investment adviser.  The Adviser is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended.  The Adviser is a Delaware limited liability company formed in January 2013 for the purpose of advising PREDEX and has no other clients.  The Adviser is jointly controlled by Mission Realty Advisors, LLC (real estate advisory and investment banking) and Chadwick, Saylor & Co., Inc. (real estate advisory and investment banking) each of which own half of the Adviser.  Mission Realty Advisors, LLC is deemed to be controlled by J. Grayson Sanders because he owns over 25% of its interests.  Chadwick, Saylor & Co. is controlled by William Chadwick because he owns 100% of its interests.

Under the general supervision of PREDEX's Board of Trustees, the Adviser will carry out the investment and reinvestment of the net assets of PREDEX, will furnish continuously an investment program with respect to PREDEX, and determine which securities should be purchased, sold or exchanged.  In addition, the Adviser will supervise and provide oversight of PREDEX's service providers.  The Adviser will furnish to PREDEX office facilities, equipment and personnel for servicing the management of PREDEX.  The Adviser will compensate all Adviser personnel who provide services to PREDEX.  In return for these services, facilities and payments, PREDEX has agreed to pay the Adviser as compensation under the Investment Management Agreement a monthly fee at the annual rate of 0.45% of PREDEX's daily average net assets up to $500 million, 0.35% for net assets over $500 million and up to $1 billion and 0.25% over $1 billion.  The Adviser may employ research services and service providers to assist in the Adviser's market analysis and investment selection.

A discussion regarding the basis for the Board of Trustees' initial approval of PREDEX's Investment Management Agreement will be available in PREDEX's initial semi-annual report to shareholders.

Expense Limitation Agreement

The Adviser and PREDEX have entered into an Expense Limitation Agreement under which the Adviser has agreed contractually to waive its fees and to pay or absorb the ordinary operating expenses of PREDEX (including organizational and offering expenses, but excluding interest, and extraordinary expenses), to the extent that they exceed 0.70% per annum of PREDEX's average daily net assets (the Expense Limitation). In consideration of the Adviser's agreement to limit PREDEX's expenses, PREDEX has agreed to repay the Adviser in the amount of any fees waived and Fund expenses paid or absorbed, subject to the limitations that: (1) the reimbursement will be made only for fees and expenses incurred not more than three years from the end of the fiscal year in which they were incurred; and (2) the reimbursement may not be made if it would cause the Expense Limitation to be exceeded.   The Expense Limitation Agreement will remain in effect unless and until the Board approves its modification or termination.

Portfolio Manager

J. Grayson Sanders serves as the portfolio manager and is primarily responsible for the day-to-day management of PREDEX.  Mr. Sanders has served as Managing Principal of the Adviser since January 2013.  Additionally, Mr. Sanders serves as Managing Principal of Mission Realty Advisors, LLC, a position held since February 2011.  Prior to serving Mission Realty Advisors, LLC, Mr. Sanders served as CEO of Steadfast Capital Markets, LLC (broker-dealer) from March 2009 to March 2010; and as President of CNL Fund Advisors, Co., from November 2004 to March 2009 where he created and managed a global REIT mutual fund, and served as president of its affiliate CNL Capital Markets which focused on the creation and funding of public and private investment programs.

Previously, Mr. Sanders served from 2000 to 2004 as a Managing Director with AIG Global Real Estate Investment Corp. in New York, where he managed product development and capital formation for several international, opportunistic real estate funds for large institutional investors, investing in Europe, Asia and Mexico. Prior to AIG, Mr. Sanders was Executive Managing Director for CB Richard Ellis Investors where he was involved in product development and placement with institutional investors. From 1991 to 1996 Mr. Sanders served as Director of Real Estate for the Ameritech Pension Trust in Chicago, where he managed the $1.5 billion real estate portfolio within the $13 billion defined benefit plan. From 1988 to 1990, he served as President of Lend Lease Investments, a subsidiary of the Australian real estate conglomerate.

In 1972, Mr. Sanders co-founded a real estate investment and consulting firm, The Landsing Corporation, which sponsored finite-life REITs and private partnerships with capital sourced through independent B/Ds, national and regional wire houses, fee-only wealth managers, and several pension and endowment funds. It grew to employ over 300 professionals by 1984. After serving as an officer in the U.S. Navy for four years, Mr. Sanders began his business career at Alex Brown & Sons, the Baltimore based firm known as "America's Oldest name in Investment Banking."

Mr. Sanders served on the Boards of both the Pension Real Estate Association and the National Association of Real Estate Investment Trusts where he was co-chairman of its Institutional Investor Committee. He has also served on the boards of several non-profits. He was a lecturer at Stanford Business School in 1985 where he taught a course entitled, "Essentials of Real Estate Investment and Development". In 1998 his article entitled, "An Updated Look at Asset Allocation: Public and Private Real Estate in a Multi-Asset Class Portfolio" was published in The Real Estate Finance Journal. He has been a frequent speaker at trade association events and other forums over his entire career. He holds FINRA series 7, 24 and 63 licenses.

Mr. Sanders received a BA from the University of Virginia and an MBA from Stanford Business School where he was President of the Alumni Association in 1984.

The SAI provides additional information about PREDEX's portfolio manager's compensation, other accounts managed and ownership of PREDEX's shares.

Administrator, Accounting Agent and Transfer Agent

Gemini Fund Services, LLC, with offices located at 17605 Wright Street, Suite 2, Omaha, NE  68130 and 80 Arkay Drive, Hauppauge, NY,  11788, serves as Administrator, Accounting Agent and Transfer Agent.  Gemini Fund Services, LLC receives the following fees: for services 0.09% on the first $250 million of net assets, 0.07% on next $250 million of net assets, 0.05% on next $500 million of net assets, 0.04% on net assets greater than $1 billion, subject to certain minimum charges expected to be approximately $70,000, plus certain out of pocket expenses.

Compliance Service Provider

Northern Lights Compliance Services, LLC ("NLCS"), located at 80 Arkay Drive, NY 11788, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust as well as related compliance services pursuant to a consulting agreement between NLCS and PREDEX.

Custodian

The Bank of New York Mellon, with principal offices at One Wall Street, New York, New York  10286, serves as custodian for the securities and cash of PREDEX's portfolio.  Under a Custody Agreement, the custodian holds PREDEX's assets in safekeeping and keeps all necessary records and documents relating to its duties.

Estimated Fund Expenses

The Adviser is obligated to pay expenses associated with providing the services stated in the Investment Management Agreement, including compensation of and office space for its officers and employees connected with investment and economic research, trading and investment management and administration of PREDEX. The Adviser is obligated to pay the fees of any Trustee of PREDEX who is affiliated with it.

GFS is obligated to pay expenses associated with providing the services contemplated by a Fund Services Administration Agreement (administration, accounting and transfer agent), including compensation of and office space for its officers and employees and administration of PREDEX.

PREDEX pays all other expenses incurred in the operation of PREDEX, which consist of (i) expenses for legal and independent accountants' services, (ii) costs of printing proxies, share certificates, if any, and reports to shareholders, (iii) charges of the custodian and transfer agent in connection with PREDEX's dividend reinvestment policy, (iv) fees and expenses of independent Trustees, (v) printing costs, (vi) membership fees in trade association, (vii) fidelity bond coverage for PREDEX's officers and Trustees, (viii) errors and omissions insurance for PREDEX's officers and Trustees, (ix) any brokerage costs, (x) taxes, (xi) costs associated with PREDEX's quarterly repurchase offers, (xii) servicing fees and (xiii) other extraordinary or non-recurring expenses and other expenses properly payable by PREDEX. The expenses incident to the offering and issuance of shares to be issued by PREDEX will be recorded as a reduction of capital of PREDEX attributable to the shares.

On the basis of the anticipated size of PREDEX, it is estimated that PREDEX's annual operating expenses will be approximately $2.68 million, which includes offering costs and does not take into account the effect, if any, of the Expense Limitation Agreement between PREDEX and the Adviser.  However, no assurance can be given, in light of PREDEX's investment objective and policies and the fact that PREDEX's offering is continuous and shares are sold on an ongoing basis that actual annual operating expenses will not be substantially more or less than this estimate.

The initial operating expenses for a new fund, which include start-up costs, may be significant, and may be higher than the expenses of an established fund.  Costs incurred in connection with the organization of PREDEX, estimated at $50,000 will be borne by PREDEX's shareholders as an expense of PREDEX.  PREDEX will pay organizational costs and offering expenses incurred with respect to the offering of its shares from the proceeds of the offering, less amounts advanced under the Expense Limitation Agreement.  For tax purposes, offering costs cannot be deducted by PREDEX or PREDEX's shareholders.  Therefore, for tax purposes, the expenses incident to the offering and issuance of shares to be issued by PREDEX will be recorded as a reduction of capital of PREDEX attributable to the shares.

The Investment Management Agreement authorizes the Adviser to select brokers or dealers (including affiliates) to arrange for the purchase and sale of Fund securities, including principal transactions. Any commission, fee or other remuneration paid to an affiliated broker or dealer is paid in compliance with PREDEX's procedures adopted in accordance with Rule 17e-1 under the 1940 Act.  However, the Adviser anticipates brokerage commissions will be approximately zero because PREDEX's investments are typically made without the services of a broker.

DETERMINATION OF NET ASSET VALUE

The net asset value (or NAV) of shares of PREDEX is determined daily, as of the close of regular trading on the NYSE (normally, 4:00 p.m., Eastern time).  During the continuous offering, the price of the shares will increase or decrease on a daily basis according to the net asset value of the shares. In computing net asset value, portfolio securities of PREDEX are valued at their current market values determined on the basis of market quotations.   If market quotations are not readily available (as in the case of Institutional Private Funds), securities are valued at fair value as determined by the Board of Trustees. As a general matter, fair value represents the amount that PREDEX could reasonably expect to receive if the investment in the security were sold at the time of valuation, based on information reasonably available at the time the valuation is made and that the Board believes to be reliable. The Board has delegated the day to day responsibility for determining these fair values in accordance with the policies it has approved to its Fair Value Committee with the assistance of the Adviser, which each act under the Board's supervision. Fair valuation involves subjective judgments, and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

Institutional Private Funds will be difficult to value, particularly to the extent that their underlying investments are not publicly traded.   The Adviser, acting under the Board's supervision via the Board's Fair Value Committee and pursuant to policies implemented by the Board, will determine the fair value of the investment based on the most recent value reported by the Institutional Private Fund, as well as any other relevant information available at the time PREDEX values its investments. Following procedures adopted by the Board, in the absence of specific transaction activity in a particular investment fund, the Adviser and the Fair Value Committee will consider whether it is appropriate, in light of all relevant circumstances, to value the investment at the net asset value reported by the Institutional Private Fund at the time of valuation or to adjust the value to reflect a premium or discount.

There is no single standard for determining fair value of a security. Rather, the Adviser's and Fair Value Committee's fair value calculations will involve significant professional judgment in the application of both observable and unobservable attributes, and as a result, the calculated net asset values of the Institutional Private Funds' assets may differ from their actual realizable value or future fair value. In determining the fair value of a security for which there are no readily available market quotations, the Adviser, acting under the Board's supervision through the Fair Value Committee and pursuant to policies implemented by the Board, may consider several factors : fundamental analytical data relating to the investment in the security, the nature and duration of any restriction on the disposition of the security, the cost of the security at the date of purchase, the liquidity of the market for the security, prices of similar securities and the recommendation of PREDEX's Portfolio Manager. The Adviser may also consider periodic financial statements (audited and unaudited) or other information provided by the issuer to investors or prospective investors. As part of its due diligence of Institutional Private Fund investments, the Adviser will attempt to obtain current information on an ongoing basis from market sources, asset managers and/or issuers to value all fair valued securities. However, it is anticipated that portfolio holdings and other value information of the Institutional Private Funds could be available on no more than a quarterly basis. Based on its review of all relevant information, the Adviser and the Fair Value Committee may conclude in certain circumstances that the information provided by the asset manager and/or issuer of an Institutional Private Fund does not represent the fair value of the investment in such a security. Institutional Private Funds, if any, that invest in publicly traded securities are more easily valued because the values of their underlying investments are based on market quotations.

Before investing in any Institutional Private Fund, the Adviser, under the oversight of the Board by way of the Fair Value Committee, will conduct a due diligence review of the valuation methodology utilized by the Institutional Private Fund, which as a general matter will utilize market values when available, and otherwise utilize principles of fair value that the Adviser and the Fair Value Committee reasonably believe to be consistent with those used by PREDEX for valuing its own investments.  After investing in an Institutional Private Fund, the Adviser will monitor the valuation methodology used by the asset manager and/or issuer of the Institutional Private Fund. Following procedures adopted by the Board, in the absence of specific transaction activity in a particular investment fund, the Board through the Fair Value Committee will consider whether it is appropriate, in light of all relevant circumstances, to value the investment at the net asset value reported by the Institutional Private Fund at the time of valuation or to adjust the value to reflect a premium or discount.

The Adviser, through the Fair Value Committee, will provide the Board of Trustees with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable to that period, and that identify issues and valuations problems that have arisen, if any. To the extent deemed necessary by the Adviser and the Fair Value Committee, the Board will review any securities valued by the Adviser in accordance with PREDEX's valuation policies.

For purposes of determining the net asset value of PREDEX, readily marketable portfolio securities listed on the NYSE, if any, are valued, except as indicated below, at the last sale price reflected on the consolidated tape at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day or if market prices may be unreliable by the Adviser because of events occurring after the close of trading, then the security is valued by such method as the Board shall determine in good faith to reflect its fair market value. Readily marketable securities not listed on the NYSE but listed on other domestic securities exchanges are valued in a like manner. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the consolidated tape at the close of the exchange representing the principal market for such securities. Securities trading on the NASDAQ are valued at the NASDAQ official closing price.

Readily marketable securities traded in the over-the-counter market, listed securities whose primary market is believed by the Adviser to be over-the-counter, are valued at the mean of the current bid and asked prices as reported by the NASDAQ or, in the case of securities not reported by the NASDAQ or a comparable source, as the Board deems appropriate to reflect their fair market value. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Trustees believes reflect most closely the value of such securities.  Mutual funds are valued at their daily net assets value.

With respect to any portion of PREDEX's assets that are invested in one or more open-end management investment companies registered under the 1940 Act, each mutual fund's net asset value is calculated based upon the net asset values of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

CONFLICTS OF INTEREST

PREDEX does not believe the Adviser has any conflicts of interest because the Adviser has no other clients, the portfolio manager does not manage other accounts and is not permitted to invest in the securities held by PREDEX.  Nonetheless, although the Adviser has no intention of accepting other clients, the Adviser has adopted policies and procedures in a manner reasonably designed to safeguard PREDEX from being negatively affected as a result of any potential conflicts related to the acceptance of another client or clients.

QUARTERLY REPURCHASES OF SHARES

Once each quarter, PREDEX will offer to repurchase at NAV no less than 5% of the outstanding shares of PREDEX, unless such offer is suspended or postponed in accordance with regulatory requirements (as discussed below).  The offer to purchase shares is a fundamental policy that may not be changed without the vote of the holders of a majority of PREDEX's outstanding voting securities (as defined in the 1940 Act).  Shareholders will be notified in writing of each quarterly repurchase offer and the date the repurchase offer ends (the "Repurchase Request Deadline").  Shares will be repurchased at the NAV per share determined as of the close of regular trading on the NYSE no later than the 14th day after the Repurchase Request Deadline, or the next business day if the 14th day is not a business day (each a "Repurchase Pricing Date").

Shareholders will be notified in writing about each quarterly repurchase offer, how they may request that PREDEX repurchase their shares and the "Repurchase Request Deadline," which is the date the repurchase offer ends.  Shares tendered for repurchase by shareholders prior to any Repurchase Request Deadline will be repurchased subject to the aggregate repurchase amounts established for that Repurchase Request Deadline.  The time between the notification to shareholders and the Repurchase Request Deadline is generally 30 days, but may vary from no more than 42 days to no less than 21 days.  Payment pursuant to the repurchase will be made by checks to the shareholder's address of record, or credited directly to a predetermined bank account on the Purchase Payment Date, which will be no more than seven days after the Repurchase Pricing Date.  The Board may establish other policies for repurchases of shares that are consistent with the 1940 Act and regulations thereunder.

Determination of Repurchase Offer Amount

The Board of Trustees, or a committee thereof, in its sole discretion, will determine the number of shares that PREDEX will offer to repurchase (the "Repurchase Offer Amount") for a given Repurchase Request Deadline. The Repurchase Offer Amount will be no less than 5% and no more than 25% of the total number of shares outstanding on the Repurchase Request Deadline.  However, investors should not rely on repurchase offers being made in amounts in excess of 5% of Fund assets.

If shareholders tender for repurchase more than the Repurchase Offer Amount for a given repurchase offer, PREDEX will repurchase the shares on a pro rata basis. However, PREDEX may accept all shares tendered for repurchase by shareholders who own less than one hundred shares and who tender all of their shares, before prorating other amounts tendered.

Notice to Shareholders

Approximately 30 days (but no less than 21 days and more than 42 days) before each Repurchase Request Deadline, PREDEX shall send to each shareholder of record and to each beneficial owner of the shares that are the subject of the repurchase offer a notification ("Shareholder Notification").  The Shareholder Notification will contain information shareholders should consider in deciding whether or not to tender their shares for repurchase. The notice also will include detailed instructions on how to tender shares for repurchase, state the Repurchase Offer Amount and identify the dates of the Repurchase Request Deadline, the scheduled Repurchase Pricing Date, and the date the repurchase proceeds are scheduled for payment (the "Repurchase Payment Deadline").  The notice also will set forth the NAV that has been computed no more than seven days before the date of notification, and how shareholders may ascertain the NAV after the notification date.

Repurchase Price

The repurchase price of the shares will be the NAV as of the close of regular trading on the NYSE on the Repurchase Pricing Date.  You may call 1-[___]-[___]-[____] to learn the NAV.  The notice of the repurchase offer also will provide information concerning the NAV, such as the NAV as of a recent date or a sampling of recent NAVs, and a toll-free number for information regarding the repurchase offer.

Repurchase Amounts and Payment of Proceeds

Shares tendered for repurchase by shareholders prior to any Repurchase Request Deadline will be repurchased subject to the aggregate Repurchase Offer Amount established for that Repurchase Request Deadline.  Payment pursuant to the repurchase offer will be made by check to the shareholder's address of record, or credited directly to a predetermined bank account on the Purchase Payment Date, which will be no more than seven days after the Repurchase Pricing Date.  The Board may establish other policies for repurchases of shares that are consistent with the 1940 Act and regulations thereunder.

If shareholders tender for repurchase more than the Repurchase Offer Amount for a given repurchase offer, PREDEX may, but is not required to, repurchase an additional amount of shares not to exceed 2% of the outstanding shares of PREDEX on the Repurchase Request Deadline.  If PREDEX determines not to repurchase more than the Repurchase Offer Amount, or if shareholders tender shares in an amount exceeding the Repurchase Offer Amount plus 2% of the outstanding shares on the Repurchase Request Deadline, PREDEX will repurchase the shares on a pro rata basis.  However, PREDEX may accept all shares tendered for repurchase by shareholders who own less than one hundred shares and who tender all of their shares, before prorating other amounts tendered.

Suspension or Postponement of Repurchase Offer

PREDEX may suspend or postpone a repurchase offer only: (a) if making or effecting the repurchase offer would cause PREDEX to lose its status as a regulated investment company under the Code; (b) for any period during which the NYSE or any market on which the securities owned by PREDEX are principally traded is closed, other than customary weekend and holiday closings, or during which trading in such market is restricted; (c) for any period during which an emergency exists as a result of which disposal by PREDEX of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for PREDEX fairly to determine the value of its net assets; or (d) for such other periods as the Commission may by order permit for the protection of shareholders of PREDEX.

Liquidity Requirements

PREDEX must maintain liquid assets (Public Funds and a money market mutual fund) or access to a bank line of credit equal to the Repurchase Offer Amount from the time that the notice is sent to shareholders until the Repurchase Pricing Date. PREDEX will ensure that a percentage of its net assets equal to at least 100% of the Repurchase Offer Amount consists of securities that can be sold or disposed of in the ordinary course of business at approximately the price at which PREDEX has valued the investment within the time period between the Repurchase Request Deadline and the Repurchase Payment Deadline, or, in the alternative, that PREDEX has access to a bank line of credit.  For example, if PREDEX offers to repurchase 5% of its shares, then at least 5% of its net assets will be represented by liquid securities or access to a bank line of credit.  The Board of Trustees has adopted procedures that are reasonably designed to ensure that PREDEX's securities are sufficiently liquid, or that it has access to a bank line of credit, so that PREDEX can comply with the repurchase offer and the liquidity requirements described in the previous paragraph.  If, at any time, PREDEX falls out of compliance with these liquidity requirements, the Board of Trustees will take whatever action it deems appropriate to ensure compliance.

Consequences of Repurchase Offers

Repurchase offers will typically be funded from available cash or sales of portfolio securities. Payment for repurchased shares, however, may require PREDEX to liquidate portfolio holdings earlier than the Adviser otherwise would, thus increasing PREDEX's portfolio turnover and potentially causing PREDEX to realize losses. The Adviser intends to take measures to attempt to avoid or minimize such potential losses and turnover, and instead of liquidating portfolio holdings, may borrow money to finance repurchases of shares. If PREDEX borrows to finance repurchases, interest on that borrowing will negatively affect shareholders who do not tender their shares in a repurchase offer by increasing PREDEX's expenses and reducing any net investment income. To the extent PREDEX finances repurchase amounts by selling Fund investments, PREDEX may hold a larger proportion of its assets in less liquid securities.

Repurchase of PREDEX's shares will tend to reduce the amount of outstanding shares and, depending upon PREDEX's investment performance, its net assets. A reduction in PREDEX's net assets would increase PREDEX's expense ratio, to the extent that additional shares are not sold and expenses otherwise remain the same (or increase). In addition, the repurchase of shares by PREDEX will be a taxable event to shareholders.

PREDEX is intended as a long-term investment. PREDEX's quarterly repurchase offers are a shareholder's only means of liquidity with respect to his or her shares.  Shareholders have no rights to redeem or transfer their shares, other than limited rights of a shareholder's descendants to redeem shares in the event of such shareholder's death pursuant to certain conditions and restrictions. The shares are not traded on a national securities exchange and no secondary market exists for the shares, nor does PREDEX expect a secondary market for its shares to exist in the future.

DISTRIBUTION POLICY

Distribution Policy

PREDEX intends to make a dividend distribution each quarter, to its shareholders of the net investment income of PREDEX after payment of Fund operating expenses. PREDEX may establish a predetermined dividend rate, which may be modified by the Board from time to time. If, for any distribution, investment company taxable income (which term includes net short-term capital gain), if any, and net tax-exempt income, if any, is less than the amount of the predetermined dividend rate, then assets of PREDEX will be sold and the difference will generally be a tax-free return of capital from PREDEX's assets. PREDEX's final distribution for each calendar year will include any remaining investment company taxable income and net tax-exempt income undistributed during the year, as well as all net capital gain realized during the year. If the total distributions made in any calendar year exceed investment company taxable income, net tax-exempt income and net capital gain, such excess distributed amount would be treated as ordinary dividend income to the extent of PREDEX's current and accumulated earnings and profits. Payments in excess of the earnings and profits would first be a tax-free return of capital to the extent of the adjusted tax basis in the shares. After such adjusted tax basis is reduced to zero, the payment would constitute capital gain (assuming the shares are held as capital assets). This distribution policy may, under certain circumstances, have certain adverse consequences to PREDEX and its shareholders because it may result in a return of capital resulting in less of a shareholder's assets being invested in PREDEX and, over time, increase PREDEX's expense ratio. The distribution policy also may cause PREDEX to sell a security at a time it would not otherwise do so in order to manage the distribution of income and gain. The initial distribution will be declared on a date determined by the Board.

Unless the registered owner of shares elects to receive cash, all dividends declared on shares will be automatically reinvested in additional shares of PREDEX. See "Dividend Reinvestment Policy."

The dividend distribution described above may result in the payment of approximately the same amount or percentage to PREDEX's shareholders each period. Section 19(a) of the 1940 Act and Rule 19a-1 thereunder require PREDEX to provide a written statement accompanying any such payment that adequately discloses its source or sources. Thus, if the source of the dividend or other distribution were the original capital contribution of the shareholder, and the payment amounted to a return of capital, PREDEX would be required to provide written disclosure to that effect.  As required under the 1940 Act, the Fund will provide a notice to shareholders at the time of a payment or distribution when such does not consist solely of net income.  Additionally, each payment will be accompanied by a written statement which discloses the source or sources of each payment.  The IRS requires you to report these amounts, excluding returns of capital, (such amounts will be reported by PREDEX to shareholders on IRS Form 1099) on your income tax return for the year declared.  The Fund will provide disclosures, with each payment, that estimates the percentages of the current and year-to-date payments that represent (1) net investment income, (2) capital gains and (3) return of capital.  At the end of the year, the Fund may be required under applicable law to re-characterize payments made previously during that year among (1) ordinary income, (2) capital gains and (3) return of capital for tax purposes. Nevertheless, persons who periodically receive the payments may be under the impression that they are receiving net profits when they are not.   Shareholders should read any written disclosure provided pursuant to Section 19(a) and Rule 19a-1 carefully and should not assume that the source of any payment from PREDEX is net profit.

The Board reserves the right to change the quarterly distribution policy from time to time.

DIVIDEND REINVESTMENT POLICY

PREDEX will operate under a dividend reinvestment policy administered by GFS (the "Agent"). Pursuant to the policy, PREDEX's income dividends or capital gains or other distributions (each, a "Distribution" and collectively, "Distributions"), net of any applicable U.S. withholding tax, are reinvested in shares of PREDEX.

Shareholders automatically participate in the dividend reinvestment policy, unless and until an election is made to withdraw from the policy on behalf of such participating shareholder. Shareholders who do not wish to have Distributions automatically reinvested should so notify the Agent in writing at PREDEX, c/o Gemini Fund Services, LLC, 17605 Wright Street, Suite 2, Omaha, NE  68130.  Such written notice must be received by the Agent 30 days prior to the record date of the Distribution or the shareholder will receive such Distribution in shares through the dividend reinvestment policy. Under the dividend reinvestment policy, PREDEX's Distributions to shareholders are reinvested in full and fractional shares as described below.

When PREDEX declares a Distribution, the Agent, on the shareholder's behalf, will receive additional authorized shares from PREDEX either newly issued or repurchased from shareholders by PREDEX and held as treasury stock. The number of shares to be received when Distributions are reinvested will be determined by dividing the amount of the Distribution by PREDEX's NAV per share.

The Agent will maintain all shareholder accounts and furnish written confirmations of all transactions in the accounts and information needed by shareholders for personal and tax records. The Agent will hold shares in the account of the shareholders in non-certificated form in the name of the participant, and each shareholder's proxy, if any, will include those shares purchased pursuant to the dividend reinvestment policy.  Each participant, nevertheless, has the right to request certificates for whole and fractional shares owned.  PREDEX will issue certificates in its sole discretion.  The Agent will distribute all proxy solicitation materials, if any, to participating shareholders.

In the case of shareholders, such as banks, brokers or nominees, that hold shares for others who are beneficial owners participating under the dividend reinvestment policy, the Agent will administer the dividend reinvestment policy on the basis of the number of shares certified from time to time by the record shareholder as representing the total amount of shares registered in the shareholder's name and held for the account of beneficial owners participating under the dividend reinvestment policy.

Neither the Agent nor PREDEX shall have any responsibility or liability beyond the exercise of ordinary care for any action taken or omitted pursuant to the dividend reinvestment policy, nor shall they have any duties, responsibilities or liabilities except as expressly set forth herein. Neither shall they be liable hereunder for any act done in good faith or for any good faith omissions to act , without limitation, failure to terminate a participant's account prior to receipt of written notice of his or her death or with respect to prices at which shares are purchased or sold for the participant's account and the terms on which such purchases and sales are made, subject to applicable provisions of the federal securities laws.

The automatic reinvestment of Dividends will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such Dividends. See "U.S. Federal Income Tax Matters."

PREDEX reserves the right to amend or terminate the dividend reinvestment policy. There is no direct service charge to participants with regard to purchases under the dividend reinvestment policy; however, PREDEX reserves the right to amend the dividend reinvestment policy to include a service charge payable by the participants.

All correspondence concerning the dividend reinvestment policy should be directed to the Agent at PREDEX, c/o Gemini Fund Services, LLC, 17605 Wright Street, Suite 2, Omaha, NE  68130.  Certain transactions can be performed by calling the toll free number 1-[___]-[___]-[____].

U.S. FEDERAL INCOME TAX MATTERS

The following briefly summarizes some of the important federal income tax consequences to shareholders of investing in PREDEX's shares, reflects the federal tax law as of the date of this prospectus, and does not address special tax rules applicable to certain types of investors, such as corporate, tax-exempt and foreign investors. Investors should consult their tax advisers regarding other federal, state or local tax considerations that may be applicable in their particular circumstances, as well as any proposed tax law changes.

The following is a summary discussion of certain U.S. federal income tax consequences that may be relevant to a shareholder of PREDEX that acquires, holds and/or disposes of shares of PREDEX, and reflects provisions of the Internal Revenue Code of 1986, as amended, existing Treasury regulations, rulings published by the IRS, and other applicable authority, as of the date of this prospectus. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. The following discussion is only a summary of some of the important tax considerations generally applicable to investments in PREDEX and the discussion set forth herein does not constitute tax advice. For more detailed information regarding tax considerations, see the SAI.  There may be other tax considerations applicable to particular investors such as those holding shares in a tax deferred account such as an IRA or 401(k) plan.  In addition, income earned through an investment in PREDEX may be subject to state, local and foreign taxes.

PREDEX intends to elect to be treated and to qualify each year for taxation as a regulated investment company under Subchapter M of the Code. In order for PREDEX to qualify as a regulated investment company, it must meet an income and asset diversification test each year. If PREDEX so qualifies and satisfies certain distribution requirements, PREDEX (but not its shareholders) will not be subject to federal income tax to the extent it distributes its investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital loss) in a timely manner to its shareholders in the form of dividends or capital gain distributions.

The Code imposes a 4% nondeductible excise tax on regulated investment companies, such as PREDEX, to the extent they do not meet certain distribution requirements by the end of each calendar year. PREDEX anticipates meeting these distribution requirements.  If for any taxable year PREDEX does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent PREDEX's earnings and profits, and would be eligible for the dividends-received deduction for corporations.

PREDEX intends to make distributions of investment company taxable income after payment of PREDEX's operating expenses no less frequently than annually. Unless a shareholder is ineligible to participate or elects otherwise, all distributions will be automatically reinvested in additional shares of PREDEX pursuant to the dividend reinvestment policy.  For U.S. federal income tax purposes, all dividends are generally taxable whether a shareholder takes them in cash or they are reinvested pursuant to the policy in additional shares of PREDEX. Distributions of PREDEX's investment company taxable income (including short-term capital gains) will generally be treated as ordinary income to the extent of PREDEX's current and accumulated earnings and profits. Distributions of PREDEX's net capital gains ("capital gain dividends"), if any, are taxable to shareholders as capital gains, regardless of the length of time shares have been held by shareholders. Payments, if any, in excess of PREDEX's earnings and profits will first reduce the adjusted tax basis of a holder's shares and, after that basis has been reduced to zero, will constitute capital gains to the shareholder of PREDEX (assuming the shares are held as a capital asset).  A corporation that owns Fund shares generally will not be entitled to the dividends received deduction with respect to all of the dividends it receives from PREDEX. Fund dividend payments that are attributable to qualifying dividends received by PREDEX from certain domestic corporations may be designated by PREDEX as being eligible for the dividends received deduction. There can be no assurance as to what portion of Fund dividend payments may be classified as qualifying dividends. The determination of the character for U.S. federal income tax purposes of any payment from PREDEX (i.e. ordinary income dividends, capital gains dividends, qualified dividends) or return of capital will be made as of the end of PREDEX's taxable year. Generally, no later than 60 days after the close of the year, PREDEX will provide shareholders with a written notice designating the amount of any capital gain distributions and any other distributions or returns of capital.

For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax generally will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that any such person's "modified adjusted gross income" (in the case of an individual) or "adjusted gross income" (in the case of an estate or trust) exceeds certain threshold amounts. Shareholders with tax-advantaged or other retirement accounts generally will not be subject to federal taxation on income and capital gain distributions until distributions from the retirement account are received.  Shareholders should consult their tax adviser regarding the rules governing their own retirement plan.

PREDEX will inform its shareholders of the source and tax status of all payments promptly after the close of each calendar year.

DESCRIPTION OF CAPITAL STRUCTURE AND SHARES

PREDEX is an unincorporated statutory trust established under the laws of the State of Delaware upon the filing of a Certificate of Trust with the Secretary of State of Delaware on February 5, 2013. PREDEX's Agreement and Declaration of Trust (the "Declaration of Trust") provides that the Trustees of PREDEX may authorize separate classes of shares of beneficial interest. The Trustees have authorized an unlimited number of shares.  PREDEX does not intend to hold annual meetings of its shareholders.

Shares

The Declaration of Trust, which has been filed with the SEC, permits PREDEX to issue an unlimited number of full and fractional shares of beneficial interest, no par value. Each share of PREDEX represents an equal proportionate interest in the assets of PREDEX with each other share in PREDEX. Holders of shares will be entitled to the payment of dividends when, as and if declared by the Board of Trustees. PREDEX currently intends to make dividend distributions to its shareholders after payment of Fund operating expenses including interest on outstanding borrowings, if any, quarterly. Unless the registered owner of shares elects to receive cash, all dividends declared on shares will be automatically reinvested for shareholders in additional shares of PREDEX. See "Dividend Reinvestment Policy." The 1940 Act may limit the payment of dividends to the holders of shares. Each whole share shall be entitled to one vote as to matters on which it is entitled to vote pursuant to the terms of the Declaration of Trust on file with the SEC.  Upon liquidation of PREDEX, after paying or adequately providing for the payment of all liabilities of PREDEX, and upon receipt of such releases, indemnities and refunding agreements as they deem necessary for their protection, the Trustees may distribute the remaining assets of PREDEX among its shareholders. The shares are not liable to further calls or to assessment by PREDEX. There are no pre-emptive rights associated with the shares. The Declaration of Trust provides that PREDEX's shareholders are not liable for any liabilities of PREDEX. Although shareholders of an unincorporated statutory trust established under Delaware law, in certain limited circumstances, may be held personally liable for the obligations of PREDEX as though they were general partners, the provisions of the Declaration of Trust described in the foregoing sentence make the likelihood of such personal liability remote.

PREDEX generally will not issue share certificates. However, upon written request to PREDEX's transfer agent, a share certificate may be issued at PREDEX's discretion for any or all of the full shares credited to an investor's account. Share certificates that have been issued to an investor may be returned at any time. PREDEX's transfer agent will maintain an account for each shareholder upon which the registration of shares are recorded, and transfers, permitted only in rare circumstances, such as death or bona fide gift, will be reflected by bookkeeping entry, without physical delivery. GFS will require that a shareholder provide requests in writing, accompanied by a valid signature guarantee form, when changing certain information in an account such as wiring instructions or telephone privileges.

ANTI-TAKEOVER PROVISIONS IN THE DECLARATION OF TRUST

The Declaration of Trust includes provisions that could have the effect of limiting the ability of other entities or persons to acquire control of PREDEX or to change the composition of the Board of Trustees, and could have the effect of depriving PREDEX's shareholders of an opportunity to sell their shares at a premium over prevailing market prices, if any, by discouraging a third party from seeking to obtain control of PREDEX. These provisions may have the effect of discouraging attempts to acquire control of PREDEX, which attempts could have the effect of increasing the expenses of PREDEX and interfering with the normal operation of PREDEX.  The Trustees are elected for indefinite terms and do not stand for reelection.  A Trustee may be removed from office without cause only by a written instrument signed or adopted by a majority of the remaining Trustees or by a vote of the holders of at least two-thirds of the class of shares of PREDEX that are entitled to elect a Trustee and that are entitled to vote on the matter.  The Declaration of Trust does not contain any other specific inhibiting provisions that would operate only with respect to an extraordinary transaction such as a merger, reorganization, tender offer, sale or transfer of substantially all of PREDEX's asset, or liquidation.  Reference should be made to the Declaration of Trust on file with the SEC for the full text of these provisions.

PLAN OF DISTRIBUTION

Northern Lights Distributors, LLC , located at 17605 Wright Street Omaha, NE 68130, serves as PREDEX's principal underwriter, within the meaning of the 1940 Act, and acts as the distributor of PREDEX's shares, subject to various conditions.  The Distributor is compensated by the investment adviser to PREDEX at no cost to shareholders.  PREDEX's shares are offered for sale through the Distributor at NAV.  The Distributor also may enter into selected dealer agreements with other broker dealers for the sale and distribution of PREDEX's shares.  In reliance on Rule 415, PREDEX intends to offer to sell an unlimited number of shares, on a continual basis, through the Distributor.  No arrangement has been made to place funds received in an escrow, trust or similar account. The Distributor is not required to sell any specific number or dollar amount of PREDEX's shares.  Shares of PREDEX will not be listed on any national securities exchange and the Distributor will not act as a market marker in Fund shares.

The Adviser or its affiliates, in the Adviser's discretion and from their own resources (which may include the Adviser's legitimate profits from the advisory fee it receives from PREDEX), may pay additional compensation to brokers or dealers in connection with the sale and distribution of Fund shares (the "Additional Compensation").  In return for the Additional Compensation, PREDEX may receive certain marketing advantages : access to a broker's or dealer's registered representatives, placement on a list of investment options offered by a broker or dealer, or the ability to assist in training and educating the broker's or dealer's registered representatives.  The Additional Compensation may differ among brokers or dealers in amount or in the manner of calculation: payments of Additional Compensation may be fixed dollar amounts, or based on the aggregate value of outstanding shares held by shareholders introduced by the broker or dealer, or determined in some other manner.  The receipt of Additional Compensation by a selling broker or dealer may create potential conflicts of interest between an investor and its broker or dealer who is recommending PREDEX over other potential investments.  Please visit the relevant financial intermediary's website for more information about this potential conflict of interest.

Prior to the initial public offering of shares, the Adviser purchased shares from PREDEX in an amount satisfying the net worth requirements of Section 14(a) of the 1940 Act.

Purchasing Shares

Investors may purchase shares directly from PREDEX in accordance with the instructions below. Investors will be assessed fees for returned checks and stop payment orders at prevailing rates charged by Gemini Fund Services, LLC, PREDEX's administrator.  The returned check and stop payment fee is currently $25.  Investors may buy and sell shares of PREDEX through financial intermediaries and their agents that have made arrangements with PREDEX and are authorized to buy and sell shares of PREDEX (collectively, "Financial Intermediaries"). Orders will be priced at the appropriate price next computed after it is received by a Financial Intermediary. A Financial Intermediary may hold shares in an omnibus account in the Financial Intermediary's name or the Financial Intermediary may maintain individual ownership records. PREDEX may pay the Financial Intermediary for maintaining individual ownership records as well as providing other shareholder services. Financial intermediaries may charge fees for the services they provide in connection with processing your transaction order or maintaining an investor's account with them. Investors should check with their Financial Intermediary to determine if it is subject to these arrangements. Financial Intermediaries are responsible for placing orders correctly and promptly with PREDEX, forwarding payment promptly. Orders transmitted with a Financial Intermediary before the close of regular trading (generally 4:00 p.m., Eastern Time) on a day that the NYSE is open for business, will be priced based on PREDEX's NAV next computed after it is received by the Financial Intermediary.

By Mail

To make an initial purchase by mail, complete an account application and mail the application, together with a check made payable to PREDEX to:

PREDEX
c/o Gemini Fund Services, LLC
17605 Wright Street, Suite 2

Omaha, NE  68130

All checks must be in US Dollars drawn on a domestic bank. PREDEX will not accept payment in cash or money orders. PREDEX also does not accept cashier's checks in amounts of less than $10,000. To prevent check fraud, PREDEX will neither accept third party checks, Treasury checks, credit card checks, traveler's checks or starter checks for the purchase of shares, nor post-dated checks, post-dated on-line bill pay checks, or any conditional purchase order or payment.

The transfer agent will charge a $25.00 fee against an investor's account, in addition to any loss sustained by PREDEX, for any payment that is returned. It is the policy of PREDEX not to accept applications under certain circumstances or in amounts considered disadvantageous to shareholders. PREDEX reserves the right to reject any application.

By Wire — Initial Investment

To make an initial investment in PREDEX, the transfer agent must receive a completed account application before an investor wires funds. Investors may mail or overnight deliver an account application to the transfer agent. Upon receipt of the completed account application, the transfer agent will establish an account. The account number assigned will be required as part of the instruction that should be provided to an investor's bank to send the wire. An investor's bank must include both the name of PREDEX, the account number, and the investor's name so that monies can be correctly applied. If you wish to wire money to make an investment in PREDEX, please call PREDEX at 1-[___]-[___]-[____] for wiring instructions and to notify PREDEX that a wire transfer is coming.  Any commercial bank can transfer same-day funds via wire. PREDEX will normally accept wired funds for investment on the day received if they are received by PREDEX's designated bank before the close of regular trading on the NYSE. Your bank may charge you a fee for wiring same-day funds.  The bank should transmit funds by wire to:

ABA #: (number provided by calling toll-free number above)
Credit: Gemini Fund Services, LLC
Account #: (number provided by calling toll-free number above)
Further Credit:
PREDEX
(shareholder registration)
(shareholder account number)

By Wire — Subsequent Investments

Before sending a wire, investors must contact Gemini Fund Services, LLC to advise them of the intent to wire funds. This will ensure prompt and accurate credit upon receipt of the wire. Wired funds must be received prior to 4:00 p.m. Eastern time to be eligible for same day pricing. PREDEX, and its agents, the transfer agent and custodian, are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

By Telephone

Investors may purchase additional shares of PREDEX by calling 1-[___]-[___]-[____].  If an investor elected this option on the account application, and the account has been open for at least 15 days, telephone orders will be accepted via electronic funds transfer from your bank account through the Automated Clearing House (ACH) network. Banking information must be established on the account prior to making a purchase. Orders for shares received prior to 4 p.m. Eastern time will be purchased at the appropriate price calculated on that day.

Telephone trades must be received by or prior to market close. During periods of high market activity, shareholders may encounter higher than usual call waits. Please allow sufficient time to place your telephone transaction.

In compliance with the USA Patriot Act of 2001, GFS will verify certain information on each account application as part of PREDEX's Anti-Money Laundering Program. As requested on the application, investors must supply full name, date of birth, social security number and permanent street address. Mailing addresses containing only a P.O. Box will not be accepted. Investors may call Gemini Fund Services, LLC at 1-[___]-[___]-[____] for additional assistance when completing an application.

If Gemini Fund Services, LLC does not have a reasonable belief of the identity of a customer, the account will be rejected or the customer will not be allowed to perform a transaction on the account until such information is received. PREDEX also may reserve the right to close the account within 5 business days if clarifying information/documentation is not received.

Purchase Terms

The minimum initial purchase by an investor is $250,000 for all accounts, which may be waived at the Adviser's discretion.  PREDEX's shares are offered for sale through its Distributor at NAV. The price of the shares during PREDEX's continuous offering will fluctuate over time with the net asset value of the shares.

LEGAL MATTERS

Certain legal matters in connection with the shares will be passed upon for PREDEX by Thompson Hine LLP, 41 South High Street, 17th floor, Columbus, OH  43215.

REPORTS TO SHAREHOLDERS

PREDEX will send to its shareholders unaudited semi-annual and audited annual reports which include a list of investments held.

Householding

In an effort to decrease costs, PREDEX intends to reduce the number of duplicate annual and semi-annual reports by sending only one copy of each to those addresses shared by two or more accounts and to shareholders reasonably believed to be from the same family or household.  Once implemented, a shareholder must call 1-[___]-[___]-[____] to discontinue householding and request individual copies of these documents.  Once PREDEX receives notice to stop householding, individual copies will be sent beginning thirty days after receiving your request. This policy does not apply to account statements.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

McGladrey LLP is the independent registered public accounting firm for PREDEX and will audit PREDEX's annual financial statements.  McGladrey LLP is located at 555 Seventeenth Street, Suite 1000, Denver, Co  80202.

ADDITIONAL INFORMATION

The Prospectus and the Statement of Additional Information do not contain all of the information set forth in the Registration Statement that PREDEX has filed with the SEC (file No. 333-186987).  The complete Registration Statement may be obtained from the SEC at www.sec.gov.  See the cover page of this Prospectus for information about how to obtain a paper copy of the Registration Statement or Statement of Additional Information without charge.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

General Information and History
Investment Objective and Policies
Management of PREDEX
Codes of Ethics
Proxy Voting Policies and Procedures
Control Persons and Principal Holders
Investment Advisory and Other Services
Portfolio Manager
Allocation of Brokerage
Tax Status
Other Information
Independent Registered Public Accounting Firm
Financial Statements
Appendix – Adviser’s Proxy Policy

PRIVACY NOTICE
FACTS		WHAT DOES PREDEX DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

  The types of personal information we collect and share depend on the product or service you have with us. This information can include:

§ Social Security number

§ Purchase History

§ Assets

§ Account Balances

§ Retirement Assets

§ Account Transactions

§ Transaction History

§ Wire Transfer Instructions

§ Checking Account Information

  When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons PREDEX chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does PREDEX share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don't share
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes – information about your transactions and experiences	No	We don't share
For our affiliates' everyday business purposes – information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share

Questions?	Call 1-[___]-[___]-[____]

Who we are
Who is providing this notice?	PREDEX
What we do
How does PREDEX protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does PREDEX collect my personal information?

We collect your personal information, for example, when you

§ Open an account

§ Provide account information

§ Give us your contact information

§ Make deposits or withdrawals from your account

§ Make a wire transfer

§ Tell us where to send the money

§ Tells us who receives the money

§ Show your government-issued ID

§ Show your driver's license

We also collect your personal information from other companies.

Why can't I limit all sharing?

Federal law gives you the right to limit only

▪    Sharing for affiliates' everyday business purposes – information about your creditworthiness

▪    Affiliates from using your information to market to you

▪    Sharing for nonaffiliates to market to you

       State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. § PREDEX does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies § PREDEX does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. § PREDEX does not jointly market.

PROSPECTUS

PREDEX

Shares of Beneficial Interest

[__ __], 2013

Investment Adviser

PREDEX Capital Management, LLC

All dealers that buy, sell or trade PREDEX's shares, whether or not participating in this offering, may be required to deliver a prospectus when acting on behalf of PREDEX's Distributor.

You should rely only on the information contained in or incorporated by reference into this prospectus. PREDEX has not authorized any other person to provide you with different information. If anyone provides you with different or inconsistent information, you should not rely on it. PREDEX is not making an offer to sell these securities in any jurisdiction where the offer or sale is not permitted.

The information in this Statement of Additional Information is not complete and may be changed. These securities may not be sold until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

SUBJECT TO COMPLETION PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION DATED [___ __], 2013

STATEMENT OF ADDITIONAL INFORMATION

[___ __], 2013

PREDEX

Principal Executive Offices

17605 Wright Street, Suite 2,

Omaha, NE  68130

1-[___]-[___]-[___]

This Statement of Additional Information ("SAI") is not a prospectus. This SAI should be read in conjunction with the preliminary prospectus of PREDEX, dated [__ _], 2013 (the "Prospectus"), as it may be supplemented from time to time.  The Prospectus is hereby incorporated by reference into this SAI (legally made a part of this SAI).  Capitalized terms used but not defined in this SAI have the meanings given to them in the Prospectus.  This SAI does not include all information that a prospective investor should consider before purchasing PREDEX's securities.

You should obtain and read the Prospectus and any related Prospectus supplement prior to purchasing any of PREDEX's securities. A copy of the Prospectus may be obtained without charge by calling PREDEX toll-free at 1-[___]-[___]-[____] or by visiting www.[_____].com.  Information on the website is not incorporated herein by reference. The registration statement, of which the Prospectus is a part, can be reviewed and copied at the Public Reference Room of the SEC at 100 F Street NE, Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling the SEC at 1-202-551-8090. PREDEX's filings with the SEC are also available to the public on the SEC's Internet web site at www.sec.gov. Copies of these filings may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, 100 F Street NE, Washington, D.C. 20549-0102.

TABLE OF CONTENTS

General Information and History
Investment Objective and Policies
Management of PREDEX
Codes of Ethics
Proxy Voting Policies and Procedures
Control Persons and Principal Holders
Investment Advisory and Other Services
Portfolio Manager
Allocation of Brokerage
Tax Status
Other Information
Independent Registered Public Accounting Firm
Financial Statements
Appendix – Adviser’s Proxy Policy

GENERAL INFORMATION AND HISTORY

PREDEX is a newly organized, continuously offered, non-diversified, closed-end management investment company that is operated as an interval fund (the "Fund" or the "Trust").  PREDEX was organized as a Delaware statutory trust on February 5, 2013 and has no operating history.  PREDEX's principal office is located at 17605 Wright Street, Suite 2, Omaha, NE  68130 and its telephone number is 1-[___]-[___]-[____]. The investment objective and principal investment strategies of PREDEX, as well as the principal risks associated with PREDEX's investment strategies, are set forth in the Prospectus. Certain additional investment information is set forth below.

INVESTMENT OBJECTIVE AND POLICIES

Investment Objective

PREDEX seeks income and capital appreciation.

Fundamental Policies

PREDEX's stated fundamental policies, which may only be changed by the affirmative vote of a majority of the outstanding voting securities of PREDEX (the shares), are listed below.  For the purposes of this SAI, "majority of the outstanding voting securities of PREDEX" means the vote, at an annual or special meeting of shareholders, duly called, (a) of 67% or more of the shares present at such meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy; or (b) of more than 50% of the outstanding shares, whichever is less.  PREDEX will not:

(1) Borrow money or issues debt securities for investment purposes, except that PREDEX may borrow up to 5% of its net assets for temporary liquidity or to finance repurchases of its shares.

(2) Issue preferred shares.

(3) Purchase securities on margin, sell securities short, write put options, nor write call options.

(4) Underwrite securities of other issuers, except insofar as PREDEX may be deemed an underwriter under the Securities Act of 1933, as amended (the "Securities Act") in connection with the disposition of its portfolio securities.  PREDEX may invest in restricted securities (those that must be registered under the Securities Act before they may be offered or sold to the public).

(5) Invest 25% or more of the market value of its assets in the securities of companies or entities engaged in any one industry, or group of industries, except the real estate industry through "Underlying Investment Vehicles. "  This limitation does not apply to investment in the securities of the U.S. Government, its agencies or instrumentalities.  Under normal circumstances, PREDEX invests, through Underlying Investment Vehicles, over 75% of its assets in the securities of issuers in the real estate industry.

(6)  Purchase or sell commodities, unless acquired as a result of ownership of securities or other investments.

(7) Make loans to others, including entry into a repurchase agreement of up to 100% of assets, except in a manner consistent with PREDEX's investment policies or as otherwise permitted under the 1940 Act, when such a transaction is deemed to be a loan.

(8) Purchase or sell real estate or interests in real estate, except this limitation is not applicable to investments in securities, such as Underlying Investment Vehicles, that are secured by or represent direct or indirect interests in real estate.

In addition, PREDEX has adopted a fundamental policy that it will make quarterly repurchase offers for no less than for 5% of the shares outstanding at net asset value ("NAV") less any repurchase fee, unless suspended or postponed in accordance with regulatory requirements, and each repurchase pricing shall occur no later than the 14th day after the Repurchase Request Deadline, or the next business day if the 14th is not a business day.

If a restriction on PREDEX's investments is adhered to at the time an investment is made, a subsequent change in the percentage of Fund assets invested in certain securities or other instruments, or change in average duration of PREDEX's investment portfolio, resulting from changes in the value of PREDEX's total assets, will not be considered a violation of the restriction; provided, however, that the asset coverage requirement applicable to borrowings shall be maintained in the manner contemplated by the 1940 Act.

Non-Fundamental Policies

The following is an additional investment limitation of PREDEX and may be changed by the Board of Trustees without shareholder approval.

1. PREDEX may not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of PREDEX except as may be necessary in connection with borrowings described in limitation (1) above through the grant of a security interest maintained by the Custodian and limited to four times the amount borrowed.  PREDEX will not mortgage, pledge, hypothecate or in any manner transfer more than 20% of its net assets.

If a restriction on PREDEX's investments is adhered to at the time an investment is made, a subsequent change in the percentage of Fund assets invested in certain securities or other instruments, or change in average duration of PREDEX's investment portfolio, resulting from changes in the value of PREDEX's total assets, will not be considered a violation of the restriction.  PREDEX monitors borrowing and will promptly reduce borrowing to the extent it exceeds 5% of PREDEX’s net assets.

Non-Diversified Status

Because PREDEX is "non-diversified" under the 1940 Act, it is subject only to certain federal tax diversification requirements.  Under federal tax laws, PREDEX may, with respect to 50% of its total assets, invest up to 25% of its total assets in the securities of any issuer.  With respect to the remaining 50% of PREDEX's total assets, (i) PREDEX may not invest more than 5% of its total assets in the securities of any one issuer, and (ii) PREDEX may not acquire more than 10% of the outstanding voting securities of any one issuer.  These tests apply at the end of each quarter of the taxable year and are subject to certain conditions and limitations under the Code.  These tests do not apply to investments in United States Government Securities and regulated investment companies.

Non-Principal Investment Strategies

Special Investment Techniques

Underlying Investment Vehicles use interest rate swaps and caps to hedge against risks that affect the value of the Underlying Investment Vehicles' portfolio securities and assets. Underlying Investment Vehicles use these derivative transactions to hedge investment risks in pursuing their respective investment objectives.   These hedging transaction may not perform as anticipated, and an Underlying Investment Vehicle may suffer losses as a result of its hedging activities.

Interest Rate Swaps and Caps

PREDEX anticipates that interest rate swaps and caps will be a small part (less than 10%) of each Underlying Investment Vehicle's investment strategy.   These derivatives can be volatile and involve certain types and degrees of risk. By using these derivatives, Underlying Investment Vehicles may be permitted to increase or decrease the level of risk, or change the character of the risk, to which their portfolios are exposed.

A small investment in these derivatives could have a substantial impact on an Underlying Investment Vehicle's performance.  The market for these derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant and rapid changes in the prices for derivatives. If an Underlying Investment Vehicle were to invest in these derivatives at an inopportune time, or the Underlying Investment Vehicle manager evaluates market conditions incorrectly, the Underlying Investment Vehicle's derivative investment could negatively impact the Underlying Investment Vehicle's return, or result in a loss. In addition, an Underlying Investment Vehicle could experience a loss if its derivatives were poorly correlated with its other investments, or if the Underlying Investment Vehicle were unable to liquidate its position because of an illiquid secondary market.

Swap Agreements. For hedging purposes, an Underlying Investment Vehicle may enter into interest rate swap agreements.

  Swap agreements are contracts entered into by two parties (primarily institutional investors) for periods ranging from a few weeks to more than a year. In a standard interest rate swap transaction, the parties agree to exchange periodic payments based on the difference between a fixed interest rate and a floating interest rate.  The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., based on the value of a particular dollar amount invested at a particular interest rate.

Interest Rate Cap Agreements.  For hedging purposes, an Underlying Investment Vehicle may enter into interest rate cap agreements.  An interest rate cap is similar to an interest rate swap except that one party pays the other for the right receive payments when a floating exceeds an agreed upon threshold level.

Generally, an Underlying Investment Vehicle's obligations (or rights) under a swap or cap agreement will be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by the parties. The risk of loss is limited to the net amount of interest payments that a party is contractually required to make.  As such, if the counterparty to a swap or cap defaults, an Investment Fund's risk of loss consists of the net amount of payments that it is entitled to receive.

The use of derivatives that are subject to regulation by the Commodity Futures Trading Commission (the "CFTC") by Underlying Investment Vehicles could cause PREDEX to be a commodity pool, which, absent an available exemption would require PREDEX to comply with certain rules of the CFTC.

Regulation as a Commodity Pool Operator

The Adviser, with respect to PREDEX, has filed with the National Futures Association, a notice claiming an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act, as amended, and Rule 4.5 of the Commodity Futures Trading Commission promulgated thereunder, with respect to PREDEX's operations.  Accordingly, neither PREDEX nor the Adviser is subject to registration or regulation as a commodity pool operator.

When-Issued, Delayed Delivery and Forward Commitment Securities

To reduce the risk of changes in securities prices and interest rates, the Adviser or an Underlying Investment Vehicle may purchase securities on a forward commitment, when-issued or delayed delivery basis.  This means that delivery and payment occur a number of days after the date of the commitment to purchase. The payment obligation and the interest rate receivable with respect to such purchases are determined when the investment commitment is made but, the purchaser does not make payment until it receives delivery from the seller. The Adviser or an Underlying Investment Vehicle may, if it is deemed advisable, sell the securities after it commits to a purchase but before delivery and settlement takes place.

Securities purchased on a forward commitment, when-issued or delayed delivery basis are subject to changes in value based upon the public's perception of the creditworthiness of the issuer and changes (either real or anticipated) in the level of interest rates.  Purchasing securities on a when-issued or delayed delivery basis can present the risk that the yield available in the market when the delivery takes place may be higher than that obtained in the transaction itself. Purchasing securities on a forward commitment, when-issued or delayed delivery basis when PREDEX or and Underlying Investment Vehicle is fully, or almost fully invested, results in a form of leverage and may cause greater fluctuation in the value of the net assets.

Debt Instruments

Institutional Private Funds in the Index may invest up to 16% of their net assets in debt instruments such as property-related debt such as a mortgage, public company or private company debt.  However, PREDEX does not anticipate that debt investing will be a significant source of returns (less than 10%) and does not expect Institutional Private Funds to invest up the 16% limit.  Mutual funds may also invest in debt instruments as disclosed in their respective Prospectus or Statement of Additional Information.  Here too, PREDEX does not anticipate that debt investing will be a significant source of returns (less than 10%) as the Adviser will not invest in mutual fund that invests in debt instruments as principal investment strategy.  Underlying Investment Vehicles may invest in debt instruments without restriction as to issuer capitalization and in debt securities of any quality or maturity.  When Underlying Investment Vehicles invest in debt securities, the value of your investment in PREDEX will fluctuate with changes in interest rates.  Typically, a rise in interest rates causes a decline in the value of debt securities. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities.  Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments).

Money Market Instruments.  PREDEX may invest some or all of its assets in money market mutual funds in such amounts as the Adviser deems appropriate under the circumstances. In addition, an Underlying Investment Vehicle may invest in money market instruments that are, typically, high quality, short-term fixed-income obligations, which generally have remaining maturities of one year or less and may include U.S. Government securities, commercial paper, certificates of deposit and bankers acceptances issued by domestic branches of U.S. banks that are members of the Federal Deposit Insurance Corporation, repurchase agreements and money market mutual funds.

Additional Information About Principal Investment Strategies.

Mutual Funds

PREDEX may invest in registered investment companies (open-end funds commonly referred to as mutual funds).  The 1940 Act provides that PREDEX may not: (1) purchase more than 3% of an investment company's outstanding shares; (2) invest more than 5% of its assets in any single registered investment company (the "5% Limit"), and (3) invest more than 10% of its assets in registered investment companies overall (the "10% Limit"), unless: (i) the underlying investment company and/or PREDEX has received an order for exemptive relief from such limitations from the Securities and Exchange Commission ("SEC"); and (ii) the underlying investment company and PREDEX take appropriate steps to comply with any conditions in such order.

In addition, Section 12(d)(1)(F) of the 1940 Act provides that the provisions of paragraph 12(d)(1) shall not apply to securities purchased or otherwise acquired by PREDEX if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding stock of such investment company is owned by PREDEX and all affiliated persons of PREDEX; and (ii) PREDEX has not, and is not proposing to offer or sell any security issued by it through a principal underwriter or otherwise at a public or offering price which includes a sales load of more than 1½% percent.  PREDEX does not charge any sales load.  An investment company that issues shares to PREDEX pursuant to paragraph 12(d)(1)(F) shall not be required to redeem its shares in an amount exceeding 1% of such investment company's total outstanding shares in any period of less than thirty days. PREDEX (or the Adviser acting on behalf of PREDEX) must comply with the following voting restrictions:  when PREDEX exercises voting rights, by proxy or otherwise, with respect to investment companies owned by PREDEX, PREDEX will either seek instruction from PREDEX's shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the shares held by PREDEX in the same proportion as the vote of all other holders of such security.

Further, PREDEX may rely on Rule 12d1-3, which allows unaffiliated investment companies to exceed the 5% Limitation and the 10% Limitation, provided the aggregate sales loads any investor pays (i.e., the combined distribution expenses of both the acquiring fund and the acquired funds) does not exceed the limits on sales loads established by FINRA for funds of funds.

PREDEX and any "affiliated persons," as defined by the 1940 Act, may purchase in the aggregate only up to 3% of the total outstanding securities of any investment company.  Accordingly, when affiliated persons hold shares of any of an investment company, PREDEX's ability to invest fully in shares of those funds is restricted, and the Adviser must then, in some instances, select alternative investments that would not have been its first preference.  The 1940 Act also provides that an investment company whose shares are purchased by PREDEX will be obligated to redeem shares held by PREDEX only in an amount up to 1% of the investment company's outstanding securities during any period of less than 30 days. Shares held by PREDEX in excess of 1% of an investment company's outstanding securities therefore, will be considered not readily marketable securities.

Repurchases and Transfers of Shares

Repurchase Offers

The Board has adopted a resolution setting forth PREDEX's fundamental policy that it will conduct quarterly repurchase offers (the "Repurchase Offer Policy"). The Repurchase Offer Policy sets the interval between each repurchase offer at one quarter and provides that PREDEX shall conduct a repurchase offer each quarter (unless suspended or postponed in accordance with regulatory requirements).  The Repurchase Offer Policy also provides that the repurchase pricing shall occur not later than the 14th day after the Repurchase Request Deadline or the next business day if the 14th day is not a business day.  PREDEX's Repurchase Offer Policy is fundamental and cannot be changed without shareholder approval.  PREDEX may, for the purpose of paying for repurchased shares, be required to liquidate portfolio holdings earlier than the Adviser would otherwise have liquidated these holdings.  Such liquidations may result in losses, and may increase PREDEX's portfolio turnover.

Repurchase Offer Policy Summary of Terms

1.

PREDEX will make repurchase offers at periodic intervals pursuant to Rule 23c-3 under the 1940 Act, as that rule may be amended from time to time.  Rule 23c-3 establishes requirements that closed-end funds must follow when making repurchase offers to their shareholders.

2.

The repurchase offers will be made in March, June, September and December of each year.

3.

PREDEX must receive repurchase requests submitted by shareholders in response to PREDEX's repurchase offer within 21 to 42 days of the date the repurchase offer is made (or the preceding business day if the New York Stock Exchange is closed on that day), as specified by PREDEX (the "Repurchase Request Deadline").

4.

The maximum time between the Repurchase Request Deadline and the next date on which PREDEX determines the NAV applicable to the purchase of shares (the "Repurchase Pricing Date") is 14 calendar days (or the next business day if the fourteenth day is not a business day).

PREDEX may not condition a repurchase offer upon the tender of any minimum amount of shares.  PREDEX may deduct from the repurchase proceeds only a repurchase fee that is paid to PREDEX and is reasonably intended to compensate PREDEX for expenses directly related to the repurchase.  The repurchase fee may not exceed 2% of the proceeds.  However, PREDEX does not currently charge a repurchase fee.  PREDEX may rely on Rule 23c-3 only so long as the Board of Trustees satisfies PREDEX governance standards defined in Rule 0-1(a)(7) under the 1940 Act.

Procedures:  All periodic repurchase offers must comply with the following procedures:

Repurchase Offer Amount:  Each quarter, PREDEX may offer to repurchase at least 5% and no more than 25% of the outstanding shares of PREDEX on the Repurchase Request Deadline (the "Repurchase Offer Amount").  The Board of Trustees shall determine the quarterly Repurchase Offer Amount.

Shareholder Notification:  Thirty days before each Repurchase Request Deadline, PREDEX shall send to each shareholder of record and to each beneficial owner of the shares that are the subject of the repurchase offer a notification ("Shareholder Notification") providing the following information:

1.

A statement that PREDEX is offering to repurchase its shares from shareholders at NAV;

2.

Any fees applicable to such repurchase, if any;

3.

The Repurchase Offer Amount;

4.

The dates of the Repurchase Request Deadline, Repurchase Pricing Date, and the date by which PREDEX must pay shareholders for any shares repurchased (which shall not be more than seven days after the Repurchase Pricing Date) (the "Repurchase Payment Deadline");

5.

The risk of fluctuation in NAV between the Repurchase Request Deadline and the Repurchase Pricing Date, and the possibility that PREDEX may use an earlier Repurchase Pricing Date;

6.

The procedures for shareholders to request repurchase of their shares and the right of shareholders to withdraw or modify their repurchase requests until the Repurchase Request Deadline;

7.

The procedures under which PREDEX may repurchase such shares on a pro rata basis if shareholders tender more than the Repurchase Offer Amount;

8.

The circumstances in which PREDEX may suspend or postpone a repurchase offer;

9.

The NAV of the shares computed no more than seven days before the date of the notification and the means by which shareholders may ascertain the NAV thereafter; and

10.

The market price, if any, of the shares on the date on which such NAV was computed, and the means by which shareholders may ascertain the market price thereafter.

PREDEX must file Form N-23c-3 ("Notification of Repurchase Offer'') and three copies of the Shareholder Notification with the Securities and Exchange Commission ("SEC") within three business days after sending the notification to shareholders.

Notification of Beneficial Owners:  Where PREDEX knows that shares subject to a repurchase offer are held of record by a broker, dealer, voting trustee, bank, association or other entity that exercises fiduciary powers in nominee name or otherwise, PREDEX must follow the procedures for transmitting materials to beneficial owners of securities that are set forth in Rule 14a-13 under the Securities Exchange Act of 1934.

Repurchase Requests:  Repurchase requests must be submitted by shareholders by the Repurchase Request Deadline.  PREDEX shall permit repurchase requests to be withdrawn or modified at any time until the Repurchase Request Deadline, but shall not permit repurchase requests to be withdrawn or modified after the Repurchase Request Deadline.

Repurchase Requests in Excess of the Repurchase Offer Amount:  If shareholders tender more than the Repurchase Offer Amount, PREDEX may, but is not required to, repurchase an additional amount of shares not to exceed 2% of the outstanding shares of PREDEX on the Repurchase Request Deadline.  If PREDEX determines not to repurchase more than the Repurchase Offer Amount, or if shareholders tender shares in an amount exceeding the Repurchase Offer Amount plus 2% of the outstanding shares on the Repurchase Request Deadline, PREDEX shall repurchase the shares tendered on a pro rata basis.  This policy, however, does not prohibit PREDEX from:

1.

Accepting all repurchase requests by persons who own, beneficially or of record, an aggregate of not more than 100 shares and who tender all of their stock for repurchase, before prorating shares tendered by others, or

2.

Accepting by lot shares tendered by shareholders who request repurchase of all shares held by them and who, when tendering their shares, elect to have either (i) all or none or (ii) at least a minimum amount or none accepted, if PREDEX first accepts all shares tendered by shareholders who do not make this election.

Suspension or Postponement of Repurchase Offers:  PREDEX shall not suspend or postpone a repurchase offer except pursuant to a vote of a majority of the Board of Trustees, including a majority of the Trustees who are not interested persons of PREDEX, and only:

1.

If the repurchase would cause PREDEX to lose its status as a regulated investment company under Subchapter M of the Internal Revenue Code;

2.

If the repurchase would cause the shares that are the subject of the offer that are either listed on a national securities exchange or quoted in an inter-dealer quotation system of a national securities association to be neither listed on any national securities exchange nor quoted on any inter-dealer quotation system of a national securities association;

3.

For any period during which the New York Stock Exchange or any other market in which the securities owned by PREDEX are principally traded is closed, other than customary week-end and holiday closings, or during which trading in such market is restricted;

4.

For any period during which an emergency exists as a result of which disposal by PREDEX of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for PREDEX fairly to determine the value of its net assets; or

5.

For such other periods as the SEC may by order permit for the protection of shareholders of PREDEX.

If a repurchase offer is suspended or postponed, PREDEX shall provide notice to shareholders of such suspension or postponement.  If PREDEX renews the repurchase offer, PREDEX shall send a new Shareholder Notification to shareholders.

Computing Net Asset Value:  PREDEX's current NAV shall be computed no less frequently than weekly, and daily on the five business days preceding a Repurchase Request Deadline, on such days and at such specific time or times during the day as set by the Board of Trustees.  Currently, the Board has determined that PREDEX's NAV shall be determined daily following the close of the New York Stock Exchange.  PREDEX's NAV need not be calculated on:

1.

Days on which changes in the value of PREDEX's portfolio securities will not materially affect the current NAV of the shares;

2.

Days during which no order to purchase shares is received, other than days when the NAV would otherwise be computed; or

3.

Customary national, local, and regional business holidays described or listed in the prospectus.

Liquidity Requirements:  From the time PREDEX sends a Shareholder Notification to shareholders until the Repurchase Pricing Date, a percentage of PREDEX's assets equal to at least 100% of the Repurchase Offer Amount (the "Liquidity Amount") shall consist of assets that individually can be sold or disposed of in the ordinary course of business, at approximately the price at which PREDEX has valued the investment, within a period equal to the period between a Repurchase Request Deadline and the Repurchase Payment Deadline, or of assets that mature by the next Repurchase Payment Deadline.  This requirement means that individual assets must be salable under these circumstances.  It does not require that the entire Liquidity Amount must be salable.  In the event that PREDEX's assets fail to comply with this requirement, the Board of Trustees shall cause PREDEX to take such action as it deems appropriate to ensure compliance.

Liquidity Policy:  The Board of Trustees may delegate day-to-day responsibility for evaluating liquidity of specific assets to PREDEX's investment adviser, but shall continue to be responsible for monitoring the investment adviser's performance of its duties and the composition of the portfolio.  Accordingly, the Board of Trustees has approved this policy that is reasonably designed to ensure that PREDEX's portfolio assets are sufficiently liquid so that PREDEX can comply with its fundamental policy on repurchases and comply with the liquidity requirements in the preceding paragraph.

1.

In evaluating liquidity, the following factors are relevant, but not necessarily determinative:

(a)

The frequency of trades and quotes for the security.

(b)

The number of dealers willing to purchase or sell the security and the number of potential purchasers.

(c)

Dealer undertakings to make a market in the security.

(d)

The nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offer and the mechanics of transfer).

(e)

The size of PREDEX's holdings of a given security in relation to the total amount of outstanding of such security or to the average trading volume for the security.

2.

If market developments impair the liquidity of a security, the investment adviser should review the advisability of retaining the security in the portfolio.  The investment adviser should report to the basis for its determination to retain a security at the next Board of Trustees meeting.

3.

The Board of Trustees shall review the overall composition and liquidity of PREDEX's portfolio on a quarterly basis.

4.

These procedures may be modified as the Board deems necessary.

Registration Statement Disclosure:  PREDEX's registration statement must disclose its intention to make or consider making such repurchase offers.

Annual Report Disclosure:  PREDEX shall include in its annual report to shareholders the following

1.

Disclosure of its fundamental policy regarding periodic repurchase offers.

2.

Disclosure regarding repurchase offers by PREDEX during the period covered by the annual report, which disclosure shall include:

a.

the number of repurchase offers,

b.

the repurchase offer amount and the amount tendered in each repurchase offer,

c.

and the extent to which in any repurchase offer PREDEX repurchased stock pursuant to the procedures in paragraph (b)(5) of this section.

Advertising:  PREDEX, or any underwriter for PREDEX, must comply, as if PREDEX were an open-end company, with the provisions of Section 24(b) of the 1940 Act and the rules thereunder and file, if necessary, with FINRA or the SEC any advertisement, pamphlet, circular, form letter, or other sales literature addressed to or intended for distribution to prospective investors.

Involuntary Repurchases

PREDEX may, at any time, repurchase at NAV shares of a shareholder, or any person acquiring shares from or through a shareholder, if: the shares have been transferred or have vested in any person other than by operation of law as the result of the death, dissolution, bankruptcy or incompetency of a shareholder; ownership of the shares by the shareholder or other person will cause PREDEX to be in violation of, or require registration of the shares, or subject PREDEX to additional registration or regulation under, the securities, commodities or other laws of the United States or any other relevant jurisdiction; continued ownership of the shares may be harmful or injurious to the business or reputation of PREDEX or may subject PREDEX or any shareholders to an undue risk of adverse tax or other fiscal consequences; the shareholder owns shares having an aggregate NAV less than an amount determined from time to time by the Trustees; or it would be in the interests of PREDEX, as determined by the Board, for PREDEX to repurchase the Shares.  The Adviser may tender for repurchase in connection with any repurchase offer made by PREDEX Shares that it holds in its capacity as a shareholder.

Transfers of Shares

No person may become a substituted shareholder without the written consent of the Board, which consent may be withheld for any reason in the Board's sole and absolute discretion. Shares may be transferred only (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a shareholder or (ii) with the written consent of the Board, which may be withheld in its sole and absolute discretion.  The Board may, in its discretion, delegate to the Adviser its authority to consent to transfers of shares.  Each shareholder and transferee is required to pay all expenses, including attorneys and accountants fees, incurred by PREDEX in connection with such transfer.

MANAGEMENT OF PREDEX

The Board has overall responsibility to manage and control the business affairs of PREDEX, including the complete and exclusive authority to oversee and to establish policies regarding the management, conduct and operation of PREDEX's business. The Board exercises the same powers, authority and responsibilities on behalf of PREDEX as are customarily exercised by the board of directors of a registered investment company organized as a corporation.  The business of the Trust is managed under the direction of the Board in accordance with the Agreement and Declaration of Trust and the Trust's By-laws (the "Governing Documents"), each as amended from time to time, which have been filed with the Securities and Exchange Commission and are available upon request. The Board consists of one individual who is an interested person of the Trust as defined under the 1940 Act.  The Board consists of four individuals, three of whom are not "interested persons" (as defined under the 1940 Act) of the Trust, the Adviser, or the Trust's distributor ("Independent Trustees").  Interested Persons generally include affiliates, immediate family members of affiliates, any partner or employee of PREDEX's legal counsel, and any person who has engaged in portfolio transactions for PREDEX or who has loaned PREDEX money or property within the previous six months.  Pursuant to the Governing Documents of the Trust, the Trustees shall elect officers including a President, a Secretary, a Treasurer, a Principal Executive Officer and a Principal Financial and Accounting Officer. The Board retains the power to conduct, operate and carry on the business of the Trust and has the power to incur and pay any expenses, which, in the opinion of the Board, are necessary or incidental to carry out any of the Trust's purposes. The Trustees, officers, employees and agents of the Trust, when acting in such capacities, shall not be subject to any personal liability except for his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties.

Board Leadership Structure

The Trust is led by William J. Chadwick, who has served as the Chairman of the Board since March 2013.  Additionally, under certain 1940 Act governance guidelines that apply to the Trust, the Independent Trustees will meet in executive session, at least quarterly.  Under the Trust's Agreement and Declaration of Trust and By-Laws, the Chairman of the Board is responsible for (a) presiding at board meetings, (b) calling special meetings on an as-needed basis, (c) execution and administration of Trust policies including (i) setting the agendas for board meetings and (ii) providing information to board members in advance of each board meeting and between board meetings.  Generally, the Trust believes it best to have a non-executive Chairman of the Board, who together with the President, are seen by shareholders, business partners and other stakeholders as providing strong leadership. The Trust believes that its Chairman, the chair of the Audit Committee, and, as an entity, the full Board of Trustees, provide effective leadership that is in the best interests of the Trust and each shareholder.

Board Risk Oversight

The Board of Trustees is comprised of four Trustees including three Independent Trustees with a standing independent Audit Committee with a separate chair. The Board is responsible for overseeing risk management, and the full Board regularly engages in discussions of risk management and receives compliance reports that inform its oversight of risk management from its Chief Compliance Officer at quarterly meetings and on an ad hoc basis, when and if necessary.  The Audit Committee considers financial and reporting risk within its area of responsibilities.

Generally, the Board believes that its oversight of material risks is adequately maintained through the compliance-reporting chain where the Chief Compliance Officer is the primary recipient and communicator of such risk-related information.

Trustee Qualifications

Generally, the Trust believes that each Trustee is competent to serve because of their individual overall merits including: (i) experience, (ii) qualifications, (iii) attributes and (iv) skills.  Mr. Chadwick holds a juris doctor degree and has over 30 years of business experience, including extensive experience in the area of investment advisory, securities brokerage, commercial real estate investment banking and real estate brokerage.  He has developed considerable leadership and problem-solving skills as a result of his experience as the president of a real estate investment banking firm and in his years of law practice.  Ms. Broad holds a master of business administration degree and has over 30 years of business experience focused in real estate and investment management business.  Her background has been shaped by years of experience with an investment adviser, an operating company and a consultant directing a variety of investment management and marketing endeavors.  Mr. Roski hold a bachelor of science degree in finance and real estate and has over 30 years of business experience, including extensive experience in the area of real estate development and sports entertainment.  He also has an understanding of the framework under which boards of directors must operate based on his years of service to various non-profit boards including the University of Southern California and Los Angeles County Museum of Art.   Mr. Piper has over 40 years of experience in the financial services industry including serving Piper Jaffray Companies, a financial services holding company that includes a broker-dealer and investment adviser, from 1983 to 2006, including roles as CEO, Vice-Chairman and Chairman.  He also has an understanding of the framework under which boards of directors must operate based on his years of service to various non-profit boards including the Board of Regents of St. Olaf College and Minnesota Public Radio as well as through his service as a mutual fund director with Leuthold Funds, Inc.  He also holds an MBA from Stanford University. The Trust does not believe any one factor is determinative in assessing a Trustee's qualifications, but that the collective experience of each Trustee makes them each highly qualified.

Following is a list of the Trustees and executive officers of the Trust and their principal occupation over the last five years. Unless otherwise noted, the address of each Trustee and Officer is c/o PREDEX, 17605 Wright Street, Suite 2, Omaha, NE  68130.

Independent Trustees

Name, Address and Age	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During Last 5 Years
Carol A. Broad Born: 1955	Trustee, since Mar. 2013	Retired, Mar. 2011 to present; Director-Private Real Estate, Russell Investments, Inc. (investment adviser), Nov. 1999 to Feb. 2011.	1	None
Edward J. Roski, Jr. Born: 1938	Trustee, since Mar. 2013	Chairman of the Board and CEO, Majestic Realty Co. (real estate development), 1980 to present.	1	None
Addison Piper Born: 1946	Trustee, since May 2013	Director, Piper Jaffray Companies 2006 to present.	1	Leuthold Funds, Inc. (10 portfolios), Renaissance Learning, Inc., Piper Jaffray Companies

Interested Trustees and Officers

Name, Address*** and Age	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During Last 5 Years
William J. Chadwick Born: 1948	Trustee since Mar. 2013	Managing Director, Chadwick, Saylor & Co., Inc. (real estate advisory and investment banking), 1985 to present.	1	None
J. Grayson Sanders Born: 1940	President, since Mar. 2013

Managing Principal, Mission Realty Advisors, LLC (real estate advisory and investment banking), Feb., 2011 to present; None, Apr. 2010 to Jan. 2011; President, Steadfast Capital Markets, LLC (broker-dealer), Mar. 2009 to Mar. 2010, President, CNL Fund Advisors, Co., Nov. 2004 to Mar. 2009.

			n/a	n/a
Michael Achterberg Born: 1963	Treasurer, since July. 2013

CFO/CCO, PREDEX Capital Management, Mar. 2013 to present;  CFO/CCO, TriLinc Global (investment adviser), July 2012 to Oct. 2012; CFO, CSIP Group (private equity and investment banking), Nov. 2009 to Jan. 2012; CFO/CCO, Strome Investment Management, May 1995 to May 2009.

			n/a	n/a
James Colatino Born: 1969	Assistant Treasurer, since Mar. 2013	Vice President, Gemini Fund Services, LLC, 2004 to present.	n/a	n/a
James P. Ash Born: 1976	Secretary since Mar. 2013

Senior Vice President, Gemini Fund Services, LLC, since 2012; Vice President of Gemini Fund Services, LLC, 2011 to 2012; Director of Legal Administration, Gemini Fund Services, LLC, 2009 to 2011; Assistant Vice President of Legal Administration, Gemini Fund Services, LLC, June 2008 to 2011; Law Clerk, Gemini Fund Services, LLC, Oct. 2005 to May 2008.

			n/a	n/a
Stephanie Shearer Born: 1979	Assistant Secretary since Mar. 2013	Paralegal, Gemini Fund Services, LLC, 2007 to present.	n/a	n/a
William Kimme Born: 1963	Chief Compliance Officer since Mar. 2013	Compliance Officer of Northern Lights Compliance Services, LLC, 2007 to present.	n/a	n/a

* The term of office for each Trustee and officer listed above will continue indefinitely.

** The term "Fund Complex" refers to the PREDEX.

*** The address for all officers is c/o PREDEX, 17605 Wright Street, Suite 2, Omaha, NE  68130.

Board Committees

Audit Committee

The Board has an Audit Committee that consists of three Trustees, each of whom is not an "interested person" of the Trust within the meaning of the 1940 Act. The Audit Committee's responsibilities include: (i) recommending to the Board the selection, retention or termination of the Trust's independent auditors; (ii) reviewing with the independent auditors the scope, performance and anticipated cost of their audit; (iii) discussing with the independent auditors certain matters relating to the Trust's financial statements, including any adjustment to such financial statements recommended by such independent auditors, or any other results of any audit; (iv) reviewing on a periodic basis a formal written statement from the independent auditors with respect to their independence, discussing with the independent auditors any relationships or services disclosed in the statement that may impact the objectivity and independence of the Trust's independent auditors and recommending that the Board take appropriate action in response thereto to satisfy itself of the auditor's independence; and (v) considering the comments of the independent auditors and management's responses thereto with respect to the quality and adequacy of the Trust's accounting and financial reporting policies and practices and internal controls.  The Audit Committee operates pursuant to an Audit Committee Charter. Due to the size of the Board, the Audit Committee is also responsible for seeking and reviewing nominee candidates for consideration as Independent Trustees as is from time to time considered necessary or appropriate. PREDEX does not accept Trustee nominations from shareholders.  As of the date of this SAI, the Audit Committee held one meeting.

Trustee Ownership

The following table indicates the dollar range of equity securities that any Trustee beneficially owned in PREDEX as of the date of this SAI.

Name of Trustee	Dollar Range of Equity Securities in PREDEX	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
William J. Chadwick	$10,001 to $50,000	$10,001 to $50,000

Compensation

Each Trustee who is not affiliated with the Trust or Adviser or otherwise Independent will receive an annual fee of $20,000, as well as reimbursement for any reasonable expenses incurred attending the meetings. The Trustee who serves a Chairperson of the Audit Committee will receive an additional annual fee of $5,000.  None of the executive officers receive compensation from the Trust.

The table below details the amount of compensation the Trustees are expected to receive from the Trust during the fiscal year ending April 30, 2014.  The Trust does not have a bonus, profit sharing, pension or retirement plan.

Name and Position	Aggregate Compensation From Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Trust Paid to Directors
Edward P. Roski, Jr., Trustee	$20,000	$0	$0	$20,000
Carol A, Broad, Trustee	$25,000	$0	$0	$25,000
Addison Piper	$20,000	$0	$0	$20,000

CODES OF ETHICS

Each of PREDEX, the Adviser and the Trust's distributor has adopted a code of ethics under Rule 17j-1 of the 1940 Act (collectively the "Ethics Codes").  Rule 17j-1 and the Ethics Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by covered personnel ("Access Persons").  The Ethics Codes apply to PREDEX and permit Access Persons to, subject to certain restrictions, invest in securities, including securities that may be purchased or held by PREDEX. Under the Ethics Codes, Access Persons may engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain Access Persons are required to obtain approval before investing in initial public offerings or private placements. The Ethics Codes can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. The codes are available on the EDGAR database on the SEC's website at www.sec.gov, and also may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

PROXY VOTING POLICIES AND PROCEDURES

The Board has adopted Proxy Voting Policies and Procedures ("Policies") on behalf of the Trust, which delegate the responsibility for voting proxies to the Adviser, subject to the Board's continuing oversight. The Policies require that the Adviser vote proxies received in a manner consistent with the best interests of PREDEX and shareholders. The Policies also require the Adviser to present to the Board, at least annually, the Adviser's Proxy Policies and a record of each proxy voted by the Adviser on behalf of PREDEX, including a report on the resolution of all proxies identified by the Adviser involving a conflict of interest.

Where a proxy proposal raises a material conflict between the interests of the Adviser, any affiliated person(s) of the Adviser, PREDEX's principal underwriter (distributor) or any affiliated person of the principal underwriter (distributor), or any affiliated person of the Trust and PREDEX's or its shareholder's interests, the Adviser will resolve the conflict by voting in accordance with the policy guidelines or at the Trust's directive using the recommendation of an independent third party.  If the third party's recommendations are not received in a timely fashion, the Adviser will abstain from voting.  A copy of the Adviser's proxy voting policies is attached hereto as Appendix A.

Information regarding how PREDEX voted proxies relating to portfolio securities held by PREDEX during the most recent 12-month period ending June 30 will be available (1) without charge, upon request, by calling PREDEX toll-free at [_____________]; and (2) on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.  In addition, a copy of PREDEX's proxy voting policies and procedures are also available by calling toll-free at [____] and will be sent within three business days of receipt of a request.

CONTROL PERSONS AND PRINCIPAL HOLDERS

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of a fund.  A control person is one who owns, either directly or indirectly more than 25% of the voting securities of a company or acknowledges the existence of control.  A control person may be able to determine the outcome of a matter put to a shareholder vote.  As of the date of this SAI, PREDEX is deemed to be under control of PREDEX Capital Management, LLC, which had voting authority with respect to 100% of the value of the outstanding interests in PREDEX.  Mr. Chadwick is deemed to be an indirect control person because he is deemed to own 50% of PREDEX's shares because he owns 100% of the interests of Chadwick, Saylor & Co., Inc., which owns 50% of the interests of the Adviser.  However, it is expected that once PREDEX commences investment operations and its shares are sold to the public that the Adviser's control will be diluted until such time as PREDEX is controlled by its unaffiliated shareholders.  As of the date of this Statement of Additional Information, other than the Adviser and its affiliates, no shareholders of record owned 5% or more of the outstanding shares of PREDEX.  As of the date of this SAI, the Trustees and officers indirectly owned 66% of the shares of PREDEX.

INVESTMENT ADVISORY AND OTHER SERVICES

The Adviser

PREDEX Capital Management, LLC, located at 610 Newport Center Drive, Suite 600, Newport Beach, CA 92660, serves as PREDEX's investment adviser.  The Adviser is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended.  The Adviser is a Delaware limited liability company formed in January 2013 for the purpose of advising PREDEX and has no other clients.  The Adviser is jointly controlled by Mission Realty Advisors, LLC and Chadwick, Saylor & Co., Inc. each of which own half of the Adviser.  Mission Realty Advisors, LLC is deemed to be controlled by J. Grayson Sanders because he owns over 25% of its interests.  Chadwick, Saylor & Co. is controlled by William Chadwick because he owns 100% of its interests.

Under the general supervision of PREDEX's Board of Trustees, the Adviser will carry out the investment and reinvestment of the net assets of PREDEX, will furnish continuously an investment program with respect to PREDEX, will determine which securities should be purchased, sold or exchanged.  In addition, the Adviser will supervise and provide oversight of PREDEX's service providers.  The Adviser will furnish to PREDEX office facilities, equipment and personnel for servicing the management of PREDEX.  The Adviser will compensate all Adviser personnel who provide services to PREDEX. In return for these services, facilities and payments, PREDEX has agreed to pay the Adviser as compensation under the Investment Management Agreement a monthly fee at the annual rate of 0.45% of PREDEX's daily average net assets up to $500 million, 0.35% for net assets over $500 million and up to $1 billion and 0.25% over $1 billion.  The Adviser may employ research services and service providers to assist in the Adviser's market analysis and investment selection.

The Adviser and PREDEX have entered into an expense limitation and reimbursement agreement (the "Expense Limitation Agreement") under which the Adviser has agreed contractually to waive its fees and to pay or absorb the ordinary operating expenses of PREDEX (including all organization and offering expenses, but excluding interest and extraordinary expenses), to the extent that they exceed 0.70% per annum of PREDEX's average daily net assets (the "Expense Limitation"). In consideration of the Adviser's agreement to limit PREDEX's expenses, PREDEX has agreed to repay the Adviser in the amount of any fees waived and Fund expenses paid or absorbed, subject to the limitations that: (1) the reimbursement will be made only for fees and expenses incurred not more than three years from the end of the fiscal year in which they were incurred; and (2) the reimbursement may not be made if it would cause the Expense Limitation to be exceeded. The Expense Limitation Agreement will remain in effect unless and until the Board approves its modification or termination.

Conflicts of Interest

PREDEX does not believe the Adviser has any conflicts of interest because the Adviser has no other clients, the portfolio manager does not manage other accounts and he is not permitted to invest in the securities held by PREDEX.  Nonetheless, although the Adviser has no intention of accepting other clients, the Adviser adopted policies and procedures in a manner reasonably designed to safeguard PREDEX from being negatively affected as a result of any potential conflicts related to the acceptance of another client or clients.  Although the Adviser anticipates that the Institutional Private Fund and mutual fund managers will follow practices to prevent conflicts of interest, no guarantee or assurances can be made that practices will be followed or that an Institutional Private Fund or mutual fund manager will abide by, and comply with, its stated practices. An Institutional Private Fund manager or mutual fund manager may provide investment advisory and other services, directly or through affiliates, to affiliated entities and accounts other than the respective Institutional Private Fund or mutual fund.

No Participation in Investment Opportunities

Members, principals, officers, employees and affiliates of the Adviser may not buy or sell securities or other investments in which PREDEX invests.

PORTFOLIO MANAGER

As described in the prospectus, J. Grayson Sanders serves as the portfolio manager and is primarily responsible for the day-to-day management of PREDEX.  As of the date of this SAI, the portfolio manager indirectly owned $10,001 to $50,000 of Fund shares.

As of the date of this SAI, the portfolio manager was responsible for the management of no accounts except PREDEX:

Distributor

Northern Lights Distributors, LLC (the "Distributor"), located at 17605 Wright Street Omaha, NE 68130, is serving as PREDEX's principal underwriter and acts as the distributor of PREDEX's shares, subject to various conditions.  The Distributor is compensated by the Adviser, not PREDEX.

ALLOCATION OF BROKERAGE

The Adviser anticipates that PREDEX's investments will be made without the services of a broker.  However, the Adviser adopted best execution policies and procedures prior to using the services of any broker to execute securities trades with respect to PREDEX's investment portfolio.

TAX STATUS

The following discussion is general in nature and should not be regarded as an exhaustive presentation of all possible tax ramifications. All shareholders should consult a qualified tax adviser regarding their investment in PREDEX.

PREDEX intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), which requires compliance with certain requirements concerning the sources of its income, diversification of its assets, and the amount and timing of its distributions to shareholders. Such qualification does not involve supervision of management or investment practices or policies by any government agency or bureau. By so qualifying, PREDEX should not be subject to federal income or excise tax on its net investment income or net capital gain, which are distributed to shareholders in accordance with the applicable timing requirements. Net investment income and net capital gain of PREDEX will be computed in accordance with Section 852 of the Code.  Net investment income is made up of dividends and interest less expenses. Net capital gain for a fiscal year is computed by taking into account any capital loss carryforward of PREDEX.

PREDEX intends to distribute all of its net investment income, any excess of net short-term capital gains over net long-term capital losses, and any excess of net long-term capital gains over net short-term capital losses in accordance with the timing requirements imposed by the Code and therefore should not be required to pay any federal income or excise taxes. Distributions of net investment income will be made quarterly and net capital gain will be made after the end of each fiscal year, and no later than December 31 of each year. Both types of distributions will be in shares of PREDEX unless a shareholder elects to receive cash.

To be treated as a regulated investment company under Subchapter M of the Code, PREDEX must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, net income from certain publicly traded partnerships and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of PREDEX's assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of PREDEX's assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of (other than U.S. government securities or the securities of other regulated investment companies) any one issuer, two or more issuers which PREDEX controls and which are determined to be engaged in the same or similar trades or businesses, or the securities of certain publicly traded partnerships.

If PREDEX fails to qualify as a regulated investment company under Subchapter M in any fiscal year, it will be treated as a corporation for federal income tax purposes. As such, PREDEX would be required to pay income taxes on its net investment income and net realized capital gains, if any, at the rates generally applicable to corporations. Shareholders of PREDEX generally would not be liable for income tax on PREDEX's net investment income or net realized capital gains in their individual capacities. Distributions to shareholders, whether from PREDEX's net investment income or net realized capital gains, would be treated as taxable dividends to the extent of current or accumulated earnings and profits of PREDEX.

PREDEX is subject to a 4% nondeductible excise tax on certain undistributed amounts of ordinary income and capital gain under a prescribed formula contained in Section 4982 of the Code. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of PREDEX's ordinary income for the calendar year and at least 98% of its capital gain net income (i.e., the excess of its capital gains over capital losses) realized during the one-year period ending October 31 during such year plus 100% of any income that was neither distributed nor taxed to PREDEX during the preceding calendar year. Under ordinary circumstances, PREDEX expects to time its distributions so as to avoid liability for this tax.

The following discussion of tax consequences is for the general information of shareholders that are subject to tax. Shareholders that are IRAs or other qualified retirement plans are exempt from income taxation under the Code.

Distributions of taxable net investment income and the excess of net short-term capital gain over net long-term capital loss are taxable to shareholders as ordinary income.

Distributions of net capital gain ("capital gain dividends") generally are taxable to shareholders as long-term capital gain, regardless of the length of time the shares of PREDEX have been held by such shareholders.

A redemption of Fund shares by a shareholder will result in the recognition of taxable gain or loss in an amount equal to the difference between the amount realized and the shareholder's tax basis in his or her Fund shares. Such gain or loss is treated as a capital gain or loss if the shares are held as capital assets. However, any loss realized upon the redemption of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as capital gain dividends during such six-month period. All or a portion of any loss realized upon the redemption of shares may be disallowed to the extent shares are purchased (including shares acquired by means of reinvested dividends) within 30 days before or after such redemption.

Distributions of taxable net investment income and net capital gain will be taxable as described above, whether received in additional cash or shares. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date.

All distributions of taxable net investment income and net capital gain, whether received in shares or in cash, must be reported by each taxable shareholder on his or her federal income tax return. Dividends or distributions declared in October, November or December as of a record date in such a month, if any, will be deemed to have been received by shareholders on December 31, if paid during January of the following year. Redemptions of shares may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.  Investing in municipal bonds and other tax-exempt securities is not a principal investment strategy of PREDEX.  Nonetheless, to the extent PREDEX invests in municipal bonds that are not exempt from calculations used to determine a taxpayer's status with respect to the alternative minimum tax, some shareholders may be subject to the alternative minimum tax.  Investors should consult their tax advisers for more information.

Under the Code, PREDEX will be required to report to the Internal Revenue Service all distributions of taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of taxable net investment income and net capital gain and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax in the case of non-exempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law, or if PREDEX is notified by the IRS or a broker that withholding is required due to an incorrect TIN or a previous failure to report taxable interest or dividends. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

Options, Futures, Forward Contracts and Swap Agreements as Employed by Underlying Investment Vehicles

Because PREDEX will invest in Underlying Investment Vehicles, certain, if not all tax aspects of the Underlying Investment Vehicle's investments will indirectly affect or apply to PREDEX.  To the extent such investments are permissible for the Underlying Investment Vehicle, the Underlying Investment Vehicle's transactions in options, futures contracts, hedging transactions, forward contracts, straddles and foreign currencies will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the Underlying Investment Vehicle, defer losses to the Underlying Investment Vehicle, cause adjustments in the holding periods of the Underlying Investment Vehicle's securities, convert long-term capital gains into short-term capital gains and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

To the extent such investments are permissible, certain of the Underlying Investment Vehicle's hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income. If the Underlying Investment Vehicle's book income exceeds its taxable income, the distribution (if any) of such excess book income will be treated as (i) a dividend to the extent of the Underlying Investment Vehicle's remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient's basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset. If the Underlying Investment Vehicle's book income is less than taxable income, the Underlying Investment Vehicle could be required to make distributions exceeding book income to qualify as a regular investment company that is accorded special tax treatment.

OTHER INFORMATION

Each share represents a proportional interest in the assets of PREDEX. Each share has one vote at shareholder meetings, with fractional shares voting proportionally, on matters submitted to the vote of shareholders. There are no cumulative voting rights.  Shares do not have pre-emptive or conversion or redemption provisions. In the event of a liquidation of PREDEX, shareholders are entitled to share, pro rata, in the net assets of PREDEX available for distribution to shareholders after all expenses and debts have been paid.

Legal Counsel

Thompson Hine LLP, 41 S. High St., 17th Columbus, OH 43215, acts as legal counsel to PREDEX.

Custodian

The Bank of New York Mellon (the "Custodian") serves as the primary custodian of PREDEX's assets, and may maintain custody of PREDEX's assets with domestic and foreign subcustodians (which may be banks, trust companies, securities depositories and clearing agencies) approved by the Trustees. Assets of PREDEX are not held by the Adviser or commingled with the assets of other accounts other than to the extent that securities are held in the name of a custodian in a securities depository, clearing agency or omnibus customer account of such custodian. The Custodian's principal business address is One Wall Street, New York, New York 10286.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

McGladrey LLP is the independent registered public accounting firm for PREDEX and will audit PREDEX's annual financial statements.  McGladrey LLP is located at 555 Seventeenth Street, Suite 1000, Denver, Co  80202.

FINANCIAL STATEMENTS

PREDEX

FINANCIAL STATEMENTS

June 7, 2013

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and the Shareholder of PREDEX

We have audited the accompanying statement of assets and liabilities of PREDEX (the Fund) as of June 7, 2013, and the related statement of operations for the period from February 5, 2013 (date of organization) to June 7, 2013. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of cash held as of June 7, 2013, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of PREDEX as of June 7, 2013 and the results of its operations for the period from February 5, 2013 (date of organization) to June 7, 2013, in conformity with U.S. generally accepted accounting principles.

/s/ McGladrey LLP

Denver, Colorado

July 19, 2013

PREDEX

STATEMENT OF ASSETS AND LIABILITIES

June 7, 2013

_____________________________________________________________________________________

ASSETS
Cash	$100,000
Deferred Offering Costs	37,243

Total Assets	137,243

LIABILITIES
Payable to Advisor for Offering Costs	37,243

Total Liabilities	37,243

NET ASSETS	$100,000

At June 7, 2013 the components of net assets were as follows:
Paid-in capital	$100,000

Shares of beneficial interest outstanding,
10,000,000 shares authorized without par value	10,000

Net asset value per share	$10.00

Sees notes to financial statements.

PREDEX

STATEMENT OF OPERATIONS

For the period from February 5, 2013 (date of organization) to June 7, 2013

_____________________________________________________________________________________

INVESTMENT INCOME	$ -

EXPENSES
Organizational expenses	35,865
Less: Reimbursement from Advisor	(35,865)

NET EXPENSES	-
NET INVESTMENT INCOME	$ -

_____________________________________________________________________________________

Sees notes to financial statements.

PREDEX

NOTES TO FINANCIAL STATEMENTS

June 7, 2013

_____________________________________________________________________________________

(1) ORGANIZATION

PREDEX (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, closed-end management investment company. The Fund engages in a continuous offering of shares and operates as an interval fund that will offer to make quarterly repurchases of shares at net asset value. The Fund’s Investment Advisor is PREDEX Capital Management, LLC (the "Advisor").

The investment objective of the Fund is to seek income and capital appreciation.

The Fund was organized as a statutory trust on February 5, 2013 (date of organization), under the laws of the State of Delaware. The Advisor purchased the initial shares at $10.00 per share on June 7, 2013. The Fund has not yet commenced operations.

(2) SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The following is a summary of significant accounting policies used in preparing the financial statements.

Organizational and Deferred Offering Costs

All costs incurred by the Fund in connection with its organization have been advanced by the Advisor subject to recoupment as described in Note 3. Organizational costs were charged to expenses as incurred. Offering costs incurred by the Fund are treated as deferred charges until operations commence and thereafter will be amortized over a 12 month period using the straight line method.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions related to the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and, if so qualified, will not be liable for federal income taxes to the extent earnings are distributed to shareholders on a timely basis.

PREDEX

NOTES TO FINANCIAL STATEMENTS (continued)

June 7, 2013

_____________________________________________________________________________________

Indemnification

The Fund indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

(3) INVESTMENT ADVISORY AND AFFILIATES

As compensation for its administrative and management services, the Fund will pay to the Advisor a monthly advisory fee at an annual rate of 0.45% of its average daily net assets up to $500 million, 0.35% for net assets over $500 million and up to $1 billion and 0.25% over $1 billion.

The Advisor, pursuant to an Expense Limitation Agreement (the "Agreement") has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until the Board approves its modification or termination to ensure that Net Annual Operating Expenses (including organizational and offering expenses, but excluding taxes, interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) will not exceed 0.70% of the Fund’s average daily net assets. The Agreement will allow the Advisor to recover amounts previously reimbursed for operating expenses to the Fund to the extent that the Fund’s expense ratio falls below the above indicated expense limitation. The amount that can be recovered will be limited to the difference between the actual expense ratio and the amount of the expense limitation. Under such agreement, the Advisor can only recover such amounts for a period of up to three years subsequent to April 30, 2014, the Fund’s first fiscal year end. As of June 7, 2013, the amount recoverable by the Advisor under the Agreement was $35,865.

Northern Lights Distributors, LLC (the "Distributor") is serving as the Fund's principal underwriter and acts as the distributor of the Fund's shares on a best efforts basis, subject to various conditions.

(4) SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Fund’s financial statements.

APPENDIX A

Adviser Proxy Voting Policies and Procedures

Pursuant to the adoption by the Securities and Exchange Commission (the "Commission") of Rule 206(4)-6 (17 CFR 275.206(4)-6) and amendments to Rule 204-2 (17 CFR 275.204-2) under the Investment Adviser Act of 1940 (the "Act"), it is a fraudulent, deceptive, or manipulative act, practice or course of business, within the meaning of Section 206(4) of the Act, for an investment adviser to exercise voting authority with respect to client securities, unless (i) the adviser has adopted and implemented written policies and procedures that are reasonably designed to ensure that the adviser votes proxies in the best interests of its clients, (ii) the adviser describes its proxy voting procedures to its clients and provides copies on request, and (iii) the adviser discloses to clients how they may obtain information on how the adviser voted their proxies.

In order to fulfill its responsibilities under the Act, PREDEX Capital Management, LLC (hereinafter, "we" or "our") has adopted the following policies and procedures for proxy voting with regard to direct investments in companies held in investment portfolios of our clients.

KEY OBJECTIVES

The key objectives of these policies and procedures recognize that a company’s management is entrusted with the day-to-day operations and longer term strategic planning of the company, subject to the oversight of the company’s board of directors. While "ordinary business matters" are primarily the responsibility of management and should be approved solely by the corporation’s board of directors, these objectives also recognize that the company’s shareholders must have final say over how management and directors are performing, and how shareholders’ rights and ownership interests are handled, especially when matters could have substantial economic implications to the shareholders.

Therefore, we will pay particular attention to the following matters in exercising our proxy voting responsibilities as a fiduciary for our clients:

Accountability. Each company should have effective means in place to hold those entrusted with running a company’s business accountable for their actions. Management of a company should be accountable to its board of directors and the board should be accountable to shareholders.

Alignment of Management and Shareholder Interests. Each company should endeavor to align the interests of management and the board of directors with the interests of the company’s shareholders. For example, we generally believe that compensation should be designed to reward management for doing a good job of creating value for the shareholders of the company.

Transparency. Promotion of timely disclosure of important information about a company’s business operations and financial performance enables investors to evaluate the performance of a company and to make informed decisions about the purchase and sale of a company’s securities.

DECISION METHODS

We generally believe that portfolio managers that invest in and track particular companies have a unique perspective to make decisions with regard to proxy votes. Therefore, we rely on that perspective to make the final decisions on how to cast proxy votes.

No set of proxy voting guidelines can anticipate all situations that may arise. In special cases, we may seek insight and expertise from outside sources as to how a particular proxy proposal will impact the financial prospects of a company, and vote accordingly.

In some instances, a proxy vote may present a conflict between the interests of a client, on the one hand, and our interests or the interests of a person affiliated with us, on the other. In such a case, we will abstain from making a voting decision and will forward all of the necessary proxy voting materials to the client to enable the client to cast the votes.

SUMMARY OF PROXY VOTING GUIDELINES

Election of the Board of Directors

We believe that good corporate governance generally starts with a board composed primarily of independent directors, unfettered by significant ties to management, all of whose members are elected annually. We also believe that some measure of turnover in board composition typically promotes more independent board action and fresh perspectives on governance. Of greater importance is the skill set of the proposed board member. We will also look at the backgrounds of the directors to gauge their business acumen and any special talent or experience that may add value to their participation on the board.

The election of a company’s board of directors is one of the most fundamental rights held by shareholders. Because a classified board structure prevents shareholders from electing a full slate of directors annually, we will pay special attention to efforts to declassify boards or other measures that permit shareholders to remove a majority of directors at any time.

Approval of Independent Auditors

We believe that the relationship between a company and its auditors should be limited primarily to the audit engagement, although it may include certain closely related activities that do not raise an appearance of impaired independence.

We will evaluate on a case-by-case basis instances in which the audit firm has a substantial non-audit relationship with a company to determine whether we believe independence has been, or could be, compromised.

PREDEX

PART C - OTHER INFORMATION

Item 25. Financial Statements and Exhibits

1. Financial Statements

Part A:

None.

Part B:

Report of Independent Registered Public Accounting Firm
Statement of Assets and Liabilities, Statement of Operations, and Notes to Financial Statements.

2. Exhibits

a.

(1) Agreement and Declaration of Trust, which was filed as an exhibit to the Registrant's Registration Statement on March 1, 2013, is hereby incorporated by reference.

(2) Certificate of Trust, which was filed as an exhibit to the Registrant's Registration Statement on March 1, 2013, is hereby incorporated by reference.

(3) Amended Certificate of Trust, which was filed as an exhibit to the Registrant's Registration Statement on March 1, 2013, is hereby incorporated by reference.

b.

By-Laws (filed herewith)

c.

Voting Trust Agreements: None

d.

 Instruments Defining Rights of Security Holders. See Article III, "Shares" and Article V "Shareholders' Voting Powers and Meetings" of the Registrant's Agreement and Declaration of Trust. See also, Article 12, "Meetings" of shareholders of the Registrant's By-Laws.

e.

Dividend reinvestment plan: None

f.

Rights of subsidiaries long-term debt holders: Not applicable.

g.

Investment Advisory Agreement (filed herewith)

h.

(1) Distribution Agreement (filed herewith)

(2) Selling Agreement Form (filed herewith)

i.

Bonus, profit sharing, pension and similar arrangements for Fund Trustees and Officers: None.

j.

Custodian Agreement (filed herewith)

k.

(1) Fund Services Agreement (filed herewith)

(2) Compliance Consulting Agreement (filed herewith)

(3) Expense Limitation Agreement (filed herewith)

l.

Opinion and Consent of Counsel (filed herewith)

m.

Non-resident Trustee Consent to Service of Process: Not applicable

n.

Consent of Independent Registered Public Accounting Firm (filed herewith)

o.

Omitted Financial Statements: None

p.

Initial Capital Agreement (filed herewith)

q.

Model Retirement Plan: None

r.

(1) Code of Ethics-Fund (filed herewith)

(2) Code of Ethics-Adviser (filed herewith)

(3) Code of Ethics-Principal Underwriter/Distributor (filed herewith)

s.

(1) Powers of Attorney (filed herewith)

s.

(2) Form of Subscription Agreement (filed herewith)

Item 26. Marketing Arrangements

Not Applicable.

Item 27. Other Expenses of Issuance and Distribution (estimated )

SEC Registration fees	$13,640
FINRA fees	$0
Legal fees	$35,000
Blue Sky fees	$14,000
Accounting fees	$2,000
Printing	$1,000
Total	$65,640

Item 28. Persons Controlled by or Under Common Control with Registrant

PREDEX Capital Management, LLC, Chadwick, Saylor & Co., Inc.

Item 29. Number of Holders of Securities as of July 18, 2013

Title of Class Shares of Beneficial Ownership.	Number of Record Holders 1

Item 30. Indemnification

Reference is made to Article VIII, Section 2 of the Registrant's Agreement and Declaration of Trust (the "Declaration of Trust"), previously filed as an exhibit, Section 9 of the Registrant's Distribution Agreement, Section 5 of the Fund Services Agreement, each filed as an exhibit hereto. The Registrant hereby undertakes that it will apply the indemnification provisions of the Declaration of Trust and agreements in a manner consistent with Release 40-11330 of the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"), so long as the interpretation therein of Sections 17(h) and 17(i) of the 1940 Act remains in effect.  The Registrant maintains insurance on behalf of any person who is or was an independent trustee, officer, employee, or agent of the Registrant against certain liability asserted against and incurred by, or arising out of, his or her position. However, in no event will the Registrant pay that portion of the premium, if any, for insurance to indemnify any such person for any act for which the Registrant itself is not permitted to indemnify.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "Securities Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of Investment Adviser

A description of any other business, profession, vocation, or employment of a substantial nature in which the investment adviser of the Registrant, and each member, director, executive officer, or partner of any such investment adviser, is or has been, at any time during the past two fiscal years, engaged in for his or her own account or in the capacity of member, trustee, officer, employee, partner or director, is set forth in the Registrant's prospectus in the section entitled "Management of PREDEX." Information as to the members and officers of the Adviser is included in its Form ADV as filed with the SEC (File No. 801 -77936), and is incorporated herein by reference.

Item 32. Location of Accounts and Records

Gemini Fund Services, LLC, PREDEX's administrator, maintains certain required accounting related and financial books and records of the Registrant at 17605 Wright Street, Suite 2, Omaha, NE 68130 and 80 Arkay Drive, Hauppauge, New York 11788.  The Bank of New York, PREDEX's custodian, maintains certain required accounting related and financial books and records of the Registrant at One Wall Street, New York, New York  10286.  Northern Lights Distributors, LLC, PREDEX's distributor, maintains certain required accounting related and financial books and records of the Registrant at 17605 Wright Street Omaha, NE 68130.  The other required books and records are maintained by the Adviser at 610 Newport Center Drive, Suite 600, Newport Beach, CA 92660.

Item 33. Management Services

Not Applicable.

Item 34. Undertakings

1. The Registrant undertakes to suspend the offering of Shares until the prospectus is amended if (1) subsequent to the effective date of its registration statement, the net asset value of PREDEX declines more than ten percent from its net asset value as of the effective date of the registration statement or (2) the net asset value of PREDEX increases to an amount greater than its net proceeds as stated in the prospectus.

2. The Registrant undertakes to file, during any period in which offers or sales are being made, a post-effective amendment to the registration statement: (a) (i) to include any prospectus required by Section 10(a)(3) of the Securities Act; (ii) to reflect in the prospectus any facts or events after the effective date of the registration statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the registration statement; and (iii) to include any material information with respect to the plan of distribution not previously disclosed in the registration statement or any material change to such information in the registration statement. (b)  For the purpose of determining any liability under the Securities Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof. (c) The Registrant undertakes to remove from registration by means of a post-effective amendment any of the securities being registered which remain unsold at the termination of the offering. (d) The Registrant undertakes that, for the purpose of determining liability under the Securities Act, if the Registrant is subject to Rule 430C, each prospectus filed pursuant to Rule 497(b), (c), (d) or (e) under the Securities Act as part of a registration statement relating to an offering, other than prospectuses filed in reliance on Rule 430A under the Securities Act, shall be deemed to be part of and included in the registration statement as of the date it is first used after effectiveness; provided however, that no statement made in a registration statement or prospectus that is part of the registration statement or made in a document incorporated or deemed incorporated by reference into the registration statement or prospectus that is part of the registration statement will, as to a purchaser with a time of contract of sale prior to such first use, supersede or modify any statement that was made in the registration statement or prospectus that was part of the registration statement or made in any such document immediately prior to such date of first use. (e) The Registrant undertakes that, for the purpose of determining liability under the Securities Act, in a primary offering of securities of the undersigned Registrant pursuant to this registration statement, regardless of the underwriting method used to sell the securities to the purchaser, if the securities are offered or sold to such purchaser by means of any of the following communications, the undersigned Registrant will be a seller to the purchaser and will be considered to offer or sell such securities to the purchaser: (i) any preliminary prospectus or prospectus of the undersigned Registrant relating to the offering required to be filed pursuant to Rule 497 under the Securities Act; (ii) the portion of any advertisement pursuant to Rule 482 under the Securities Act relating to the offering containing material information about the undersigned Registrant or its securities provided by or on behalf of the undersigned Registrant; and (iii) any other communication that is an offer in the offering made by the undersigned Registrant to the purchaser.

3. For purposes of determining any liability under the Securities Act, the information omitted from the form of prospectus filed as part of this registration statement in reliance upon Rule 430A and contained in a form of prospectus filed by the Registrant under Rule 497(h) under the Securities Act shall be deemed to be part of this registration statement as of the time it was declared effective. The Registrant undertakes that, for the purpose of determining any liability under the Securities Act, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of those securities at that time shall be deemed to be the initial bona fide offering thereof.

4. The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery within two business days of receipt of a written or oral request, the Registrant's statement of additional information.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this pre-effective amendment to its registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Columbus, State of Ohio, on the 19th day of July, 2013.

PREDEX

By:

/s/ JoAnn M. Strasser

Name:

JoAnn M. Strasser

Title:

Attorney-in-Fact Pursuant to Powers of Attorney

(previously filed)

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the following capacities and on July 19, 2013.

Name	Title(s)
Edward P. Roski, Jr*	Trustee
Carol Broad*	Trustee
William J. Chadwick*	Trustee
Addison Piper*	Trustee
J. Grayson Sanders*	President
/s/ Michael Achterberg	Treasurer

By: /s/ JoAnn M. Strasser

JoAnn M. Strasser

*Attorney-in-Fact Pursuant to Powers of Attorney

(previously filed or herewith)

EXHIBIT INDEX

Description	Exhibit Number
By-Laws	99(b)
Investment Advisory Agreement	99(g)
Distribution Agreement	99(h)(1)
Selling Agreement Form	99(h)(2)
Custodian Agreement	99(j)
Fund Services Agreement	99(k)(1)
Compliance Consulting Agreement	99(k)(2)
Expense Limitation Agreement	99(k)(3)
Opinion and Consent of Counsel	99(l)
Consent of Independent Registered Public Accounting Firm	99(n)
Initial Capital Agreement	99(p)
Code of Ethics-Fund	99(r)(1)
Code of Ethics-Adviser	99(r)(2)
Code of Ethics-Principal Underwriter/Distributor	99(r)(3)
Powers of Attorney	99(s )(1)
Form of Subscription Agreement	99(s)(2)